PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS
Prudential Day One Funds
PROSPECTUS	December 13, 2016 (As Reissued February 1, 2017)
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.
Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.
Fund Type
Target Date
PRUDENTIAL DAY ONE INCOME FUND
R1: PDADX	R2: PDAEX	R3: PDAFX	R4: PDAGX	R5: PDAHX	R6: PDAJX

PRUDENTIAL DAY ONE 2010 FUND
R1: PDBDX	R2: PDBEX	R3: PDBFX	R4: PDBGX	R5: PDBHX	R6: PDBJX

PRUDENTIAL DAY ONE 2015 FUND
R1: PDCDX	R2: PDCEX	R3: PDCFX	R4: PDCGX	R5: PDCHX	R6: PDCJX

PRUDENTIAL DAY ONE 2020 FUND
R1: PDDDX	R2: PDDEX	R3: PDDFX	R4: PDDGX	R5: PDDHX	R6: PDDJX

PRUDENTIAL DAY ONE 2025 FUND
R1: PDEDX	R2: PDEEX	R3: PDEFX	R4: PDEGX	R5: PDEHX	R6: PDEJX

PRUDENTIAL DAY ONE 2030 FUND
R1: PDFCX	R2: PDFEX	R3: PDFFX	R4: PDFGX	R5: PDFHX	R6: PDFJX

PRUDENTIAL DAY ONE 2035 FUND
R1: PDGCX	R2: PDGEX	R3: PDGFX	R4: PDGGX	R5: PDGHX	R6: PDGJX

PRUDENTIAL DAY ONE 2040 FUND
R1: PDHDX	R2: PDHEX	R3: PDHFX	R4: PDHGX	R5: PDHHX	R6: PDHJX

PRUDENTIAL DAY ONE 2045 FUND
R1: PDIDX	R2: PDIEX	R3: PDIKX	R4: PDIGX	R5: PDIHX	R6: PDIJX

PRUDENTIAL DAY ONE 2050 FUND
R1: PDJDX	R2: PDJEX	R3: PDJFX	R4: PDJGX	R5: PDJHX	R6: PDJJX

PRUDENTIAL DAY ONE 2055 FUND
R1: PDKDX	R2: PDKEX	R3: PDKFX	R4: PDKGX	R5: PDKHX	R6: PDKJX

PRUDENTIAL DAY ONE 2060 FUND
R1: PDLDX	R2: PDLEX	R3: PDLFX	R4: PDLGX	R5: PDLHX	R6: PDLJX
To enroll in an e-delivery, go to prudentialfunds.com/edelivery

4	SUMMARY: PRUDENTIAL DAY ONE INCOME FUND
4	INVESTMENT OBJECTIVE
4	FUND FEES AND EXPENSES
5	INVESTMENTS, RISKS AND PERFORMANCE
8	MANAGEMENT OF THE FUND
8	BUYING AND SELLING FUND SHARES
9	TAX INFORMATION
9	PAYMENTS TO FINANCIAL INTERMEDIaries
10	SUMMARY: PRUDENTIAL DAY ONE 2010 FUND
10	INVESTMENT OBJECTIVE
10	FUND FEES AND EXPENSES
11	INVESTMENTS, RISKS AND PERFORMANCE
15	MANAGEMENT OF THE FUND
15	BUYING AND SELLING FUND SHARES
15	TAX INFORMATION
16	PAYMENTS TO FINANCIAL INTERMEDIaries
17	SUMMARY: PRUDENTIAL DAY ONE 2015 FUND
17	INVESTMENT OBJECTIVE
17	FUND FEES AND EXPENSES
18	INVESTMENTS, RISKS AND PERFORMANCE
22	MANAGEMENT OF THE FUND
22	BUYING AND SELLING FUND SHARES
22	TAX INFORMATION
23	PAYMENTS TO FINANCIAL INTERMEDIaries
24	SUMMARY: PRUDENTIAL DAY ONE 2020 FUND
24	INVESTMENT OBJECTIVE
24	FUND FEES AND EXPENSES
25	INVESTMENTS, RISKS AND PERFORMANCE
29	MANAGEMENT OF THE FUND
29	BUYING AND SELLING FUND SHARES
29	TAX INFORMATION
30	PAYMENTS TO FINANCIAL INTERMEDIaries
31	SUMMARY: PRUDENTIAL DAY ONE 2025 FUND
31	INVESTMENT OBJECTIVE
31	FUND FEES AND EXPENSES
32	INVESTMENTS, RISKS AND PERFORMANCE
36	MANAGEMENT OF THE FUND
36	BUYING AND SELLING FUND SHARES
36	TAX INFORMATION
37	PAYMENTS TO FINANCIAL INTERMEDIaries
38	SUMMARY: PRUDENTIAL DAY ONE 2030 FUND
38	INVESTMENT OBJECTIVE
38	FUND FEES AND EXPENSES
39	INVESTMENTS, RISKS AND PERFORMANCE

43	MANAGEMENT OF THE FUND
43	BUYING AND SELLING FUND SHARES
43	TAX INFORMATION
44	PAYMENTS TO FINANCIAL INTERMEDIaries
45	SUMMARY: PRUDENTIAL DAY ONE 2035 FUND
45	INVESTMENT OBJECTIVE
45	FUND FEES AND EXPENSES
46	INVESTMENTS, RISKS AND PERFORMANCE
50	MANAGEMENT OF THE FUND
50	BUYING AND SELLING FUND SHARES
50	TAX INFORMATION
51	PAYMENTS TO FINANCIAL INTERMEDIaries
52	SUMMARY: PRUDENTIAL DAY ONE 2040 FUND
52	INVESTMENT OBJECTIVE
52	FUND FEES AND EXPENSES
53	INVESTMENTS, RISKS AND PERFORMANCE
57	MANAGEMENT OF THE FUND
57	BUYING AND SELLING FUND SHARES
57	TAX INFORMATION
58	PAYMENTS TO FINANCIAL INTERMEDIaries
59	SUMMARY: PRUDENTIAL DAY ONE 2045 FUND
59	INVESTMENT OBJECTIVE
59	FUND FEES AND EXPENSES
60	INVESTMENTS, RISKS AND PERFORMANCE
64	MANAGEMENT OF THE FUND
64	BUYING AND SELLING FUND SHARES
64	TAX INFORMATION
65	PAYMENTS TO FINANCIAL INTERMEDIaries
66	SUMMARY: PRUDENTIAL DAY ONE 2050 FUND
66	INVESTMENT OBJECTIVE
66	FUND FEES AND EXPENSES
67	INVESTMENTS, RISKS AND PERFORMANCE
71	MANAGEMENT OF THE FUND
71	BUYING AND SELLING FUND SHARES
71	TAX INFORMATION
72	PAYMENTS TO FINANCIAL INTERMEDIaries
73	SUMMARY: PRUDENTIAL DAY ONE 2055 FUND
73	INVESTMENT OBJECTIVE
73	FUND FEES AND EXPENSES
74	INVESTMENTS, RISKS AND PERFORMANCE
78	MANAGEMENT OF THE FUND
78	BUYING AND SELLING FUND SHARES
78	TAX INFORMATION
79	PAYMENTS TO FINANCIAL INTERMEDIaries
80	SUMMARY: PRUDENTIAL DAY ONE 2060 FUND

80	INVESTMENT OBJECTIVE
80	FUND FEES AND EXPENSES
81	INVESTMENTS, RISKS AND PERFORMANCE
85	MANAGEMENT OF THE FUND
85	BUYING AND SELLING FUND SHARES
85	TAX INFORMATION
86	PAYMENTS TO FINANCIAL INTERMEDIaries
87	MORE ABOUT THE FUNDS' PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS
87	INVESTMENTS AND INVESTMENT STRATEGIES
93	Prior Historical Performance of Similarly Managed Accounts
111	THE FUNDS OF FUNDS STRUCTURE
116	RISKS OF INVESTING IN THE FUNDS
123	HOW THE FUNDS ARE MANAGED
123	BOARD OF Trustees
123	MANAGER
124	INVESTMENT SUBADVISER
124	PORTFOLIO MANAGERS
124	DISTRIBUTOR
125	DISCLOSURE OF PORTFOLIO HOLDINGS
126	FUND DISTRIBUTIONS AND TAX ISSUES
126	DISTRIBUTIONS
127	TAX ISSUES
128	IF YOU SELL OR EXCHANGE YOUR SHARES
129	HOW TO BUY, SELL AND EXCHANGE FUND SHARES
129	HOW TO BUY SHARES
134	HOW TO SELL YOUR SHARES
135	HOW TO EXCHANGE YOUR SHARES
138	FINANCIAL HIGHLIGHTS

SUMMARY: PRUDENTIAL DAY ONE INCOME FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.43%	.43%	.43%	.43%	.43%	.43%
= Total annual Fund operating expenses	1.91%	1.66%	1.51%	1.41%	1.31%	1.16%
– Fee waiver and/or expense reimbursement(3)	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets.  This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$526	$117	$526
Class R2	$92	$449	$92	$449
Class R3	$77	$403	$77	$403
Class R4	$66	$371	$66	$371
Class R5	$56	$340	$56	$340
Class R6	$41	$293	$41	$293
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies. The Fund is intended for retired investors who seek income from fixed income investments with some capital appreciation from equities. The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
Approximately 65% of the Fund’s assets will be allocated to Underlying Funds that provide exposure to fixed income investments, with the remainder invested in Underlying Funds that provide exposure to equity and equity-related securities and non-traditional asset classes (including US and non-US equities, commodities and real estate). The Fund is typically rebalanced monthly to maintain the asset allocations with respect to the Underlying Funds in which the Fund is invested.
The subadviser will review the Fund’s asset allocations to the Underlying Funds annually to determine, in its discretion, whether the allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may make changes to the Fund’s allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved or that the Fund will provide adequate income through the investor’s retirement.
The information in the table below represents the strategic allocations for the Fund. The Fund’s actual allocations may differ from those shown in the table below by plus or minus 5%. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One Income Fund	35%	65%
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
5	Prudential Day One Funds

Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. For investors who are in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
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Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
7	Prudential Day One Funds

Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the
Visit our website at www.prudentialfunds.com	8

Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
9	Prudential Day One Funds

SUMMARY: PRUDENTIAL DAY ONE 2010 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.43%	.43%	.43%	.43%	.43%	.43%
= Total annual Fund operating expenses	1.91%	1.66%	1.51%	1.41%	1.31%	1.16%
– Fee waiver and/or expense reimbursement(3)	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets.  This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$526	$117	$526
Class R2	$92	$449	$92	$449
Class R3	$77	$403	$77	$403
Class R4	$66	$371	$66	$371
Class R5	$56	$340	$56	$340
Class R6	$41	$293	$41	$293
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors who retired in or close to the year 2010 (the “target date”) and who planned to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
11	Prudential Day One Funds

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the current allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2010 Fund	37%	63%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds.
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Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect
13	Prudential Day One Funds

and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of
Visit our website at www.prudentialfunds.com	14

stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
15	Prudential Day One Funds

PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
Visit our website at www.prudentialfunds.com	16

SUMMARY: PRUDENTIAL DAY ONE 2015 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.43%	.43%	.43%	.43%	.43%	.43%
= Total annual Fund operating expenses	1.91%	1.66%	1.51%	1.41%	1.31%	1.16%
– Fee waiver and/or expense reimbursement(3)	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets.  This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$526	$117	$526
Class R2	$92	$449	$92	$449
Class R3	$77	$403	$77	$403
Class R4	$66	$371	$66	$371
Class R5	$56	$340	$56	$340
Class R6	$41	$293	$41	$293
17	Prudential Day One Funds

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors who retired in or close to the year 2015 (the “target date”) and who planned to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
Visit our website at www.prudentialfunds.com	18

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the current allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2015 Fund	42%	58%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds.
19	Prudential Day One Funds

Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect
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and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of
21	Prudential Day One Funds

stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
23	Prudential Day One Funds

SUMMARY: PRUDENTIAL DAY ONE 2020 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.43%	.43%	.43%	.43%	.43%	.43%
= Total annual Fund operating expenses	1.91%	1.66%	1.51%	1.41%	1.31%	1.16%
– Fee waiver and/or expense reimbursement(3)	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets.  This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$526	$117	$526
Class R2	$92	$449	$92	$449
Class R3	$77	$403	$77	$403
Class R4	$66	$371	$66	$371
Class R5	$56	$340	$56	$340
Class R6	$41	$293	$41	$293
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2020 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
25	Prudential Day One Funds

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the current allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2020 Fund	47%	53%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
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to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
27	Prudential Day One Funds

Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
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Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
29	Prudential Day One Funds

PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
Visit our website at www.prudentialfunds.com	30

SUMMARY: PRUDENTIAL DAY ONE 2025 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.43%	.43%	.43%	.43%	.43%	.43%
= Total annual Fund operating expenses	1.91%	1.66%	1.51%	1.41%	1.31%	1.16%
– Fee waiver and/or expense reimbursement(3)	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets.  This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$526	$117	$526
Class R2	$92	$449	$92	$449
Class R3	$77	$403	$77	$403
Class R4	$66	$371	$66	$371
Class R5	$56	$340	$56	$340
Class R6	$41	$293	$41	$293
31	Prudential Day One Funds

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2025 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
Visit our website at www.prudentialfunds.com	32

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the current allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2025 Fund	56%	44%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
33	Prudential Day One Funds

to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
Visit our website at www.prudentialfunds.com	34

Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
35	Prudential Day One Funds

Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Visit our website at www.prudentialfunds.com	36

PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
37	Prudential Day One Funds

SUMMARY: PRUDENTIAL DAY ONE 2030 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.46%	.46%	.46%	.46%	.46%	.46%
= Total annual Fund operating expenses	1.94%	1.69%	1.54%	1.44%	1.34%	1.19%
– Fee waiver and/or expense reimbursement(3)	(.79)%	(.79)%	(.79)%	(.79)%	(.79)%	(.79)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets.  This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$533	$117	$533
Class R2	$92	$455	$92	$455
Class R3	$77	$409	$77	$409
Class R4	$66	$378	$66	$378
Class R5	$56	$346	$56	$346
Class R6	$41	$299	$41	$299
Visit our website at www.prudentialfunds.com	38

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2030 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
39	Prudential Day One Funds

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the current allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2030 Fund	69%	31%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
Visit our website at www.prudentialfunds.com	40

to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
41	Prudential Day One Funds

Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
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Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
43	Prudential Day One Funds

PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
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SUMMARY: PRUDENTIAL DAY ONE 2035 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.48%	.48%	.48%	.48%	.48%	.48%
= Total annual Fund operating expenses	1.96%	1.71%	1.56%	1.46%	1.36%	1.21%
– Fee waiver and/or expense reimbursement(3)	(.81)%	(.81)%	(.81)%	(.81)%	(.81)%	(.81)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets.  This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$537	$117	$537
Class R2	$92	$460	$92	$460
Class R3	$77	$413	$77	$413
Class R4	$66	$382	$66	$382
Class R5	$56	$351	$56	$351
Class R6	$41	$304	$41	$304
45	Prudential Day One Funds

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2035 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
Visit our website at www.prudentialfunds.com	46

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the current allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2035 Fund	78%	22%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
47	Prudential Day One Funds

to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
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Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
49	Prudential Day One Funds

Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
51	Prudential Day One Funds

SUMMARY: PRUDENTIAL DAY ONE 2040 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.50%	.50%	.50%	.50%	.50%	.50%
= Total annual Fund operating expenses	1.98%	1.73%	1.58%	1.48%	1.38%	1.23%
– Fee waiver and/or expense reimbursement(3)	(.83)%	(.83)%	(.83)%	(.83)%	(.83)%	(.83)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets.  This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$541	$117	$541
Class R2	$92	$464	$92	$464
Class R3	$77	$417	$77	$417
Class R4	$66	$386	$66	$386
Class R5	$56	$355	$56	$355
Class R6	$41	$308	$41	$308
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2040 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
53	Prudential Day One Funds

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the current allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2040 Fund	84%	16%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
Visit our website at www.prudentialfunds.com	54

to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
55	Prudential Day One Funds

Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
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Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
57	Prudential Day One Funds

PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
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SUMMARY: PRUDENTIAL DAY ONE 2045 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.50%	.50%	.50%	.50%	.50%	.50%
= Total annual Fund operating expenses	1.98%	1.73%	1.58%	1.48%	1.38%	1.23%
– Fee waiver and/or expense reimbursement(3)	(.83)%	(.83)%	(.83)%	(.83)%	(.83)%	(.83)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets.  This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$541	$117	$541
Class R2	$92	$464	$92	$464
Class R3	$77	$417	$77	$417
Class R4	$66	$386	$66	$386
Class R5	$56	$355	$56	$355
Class R6	$41	$308	$41	$308
59	Prudential Day One Funds

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2045 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
Visit our website at www.prudentialfunds.com	60

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the current allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2045 Fund	88%	12%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
61	Prudential Day One Funds

to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
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Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
63	Prudential Day One Funds

Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
65	Prudential Day One Funds

SUMMARY: PRUDENTIAL DAY ONE 2050 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.51%	.51%	.51%	.51%	.51%	.51%
= Total annual Fund operating expenses	1.99%	1.74%	1.59%	1.49%	1.39%	1.24%
– Fee waiver and/or expense reimbursement(3)	(.84)%	(.84)%	(.84)%	(.84)%	(.84)%	(.84)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets.  This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$543	$117	$543
Class R2	$92	$466	$92	$466
Class R3	$77	$420	$77	$420
Class R4	$66	$388	$66	$388
Class R5	$56	$357	$56	$357
Class R6	$41	$310	$41	$310
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2050 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
67	Prudential Day One Funds

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the current allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2050 Fund	91%	9%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
Visit our website at www.prudentialfunds.com	68

to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
69	Prudential Day One Funds

Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
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Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
71	Prudential Day One Funds

PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
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SUMMARY: PRUDENTIAL DAY ONE 2055 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.52%	.52%	.52%	.52%	.52%	.52%
= Total annual Fund operating expenses	2.00%	1.75%	1.60%	1.50%	1.40%	1.25%
– Fee waiver and/or expense reimbursement(3)	(.85)%	(.85)%	(.85)%	(.85)%	(.85)%	(.85)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets.  This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$545	$117	$545
Class R2	$92	$468	$92	$468
Class R3	$77	$422	$77	$422
Class R4	$66	$391	$66	$391
Class R5	$56	$359	$56	$359
Class R6	$41	$312	$41	$312
73	Prudential Day One Funds

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2055 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
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The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the current allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2055 Fund	95%	5%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
75	Prudential Day One Funds

to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
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Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
77	Prudential Day One Funds

Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
79	Prudential Day One Funds

SUMMARY: PRUDENTIAL DAY ONE 2060 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.52%	.52%	.52%	.52%	.52%	.52%
= Total annual Fund operating expenses	2.00%	1.75%	1.60%	1.50%	1.40%	1.25%
– Fee waiver and/or expense reimbursement(3)	(.85)%	(.85)%	(.85)%	(.85)%	(.85)%	(.85)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets.  This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$545	$117	$545
Class R2	$92	$468	$92	$468
Class R3	$77	$422	$77	$422
Class R4	$66	$391	$66	$391
Class R5	$56	$359	$56	$359
Class R6	$41	$312	$41	$312
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2060 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
81	Prudential Day One Funds

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the current allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2060 Fund	97%	3%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
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to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
83	Prudential Day One Funds

Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
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Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
85	Prudential Day One Funds

PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
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MORE ABOUT THE FUNDS' PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS
INVESTMENTS AND INVESTMENT STRATEGIES
The Trust provides a suite of multi-asset class target date funds (Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, and Prudential Day One 2060 Fund (collectively, the “Target Date Funds”)) and an income fund (Prudential Day One Income Fund (the “Income Fund”, and together with the Target Date Funds, the “Funds”)) designed to offer a disciplined and diversified investment solution for shareholders.
Each Fund’s investment objective is to seek a balance between growth and conservation of capital.
Each Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. Each Fund invests in multiple Underlying Funds providing exposure to equity, fixed income, and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including bonds rated below investment grade, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
Each Target Date Fund is managed to a specific “target date” (2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 or 2060), and is designed for investors that either have retired or are planning to retire in or near the target date but who intend to maintain their investment in the Fund over a period of time after the target date. In addition to the anticipated retirement date, relevant factors for Target Date Fund selection may include age, risk tolerance, other investments owned, and planned withdrawals. As a Fund nears its target date, the assets of the Fund are generally adjusted toward a more conservative mix, for example, toward a greater proportion of bonds than stocks. This continuous adjustment toward less risky assets is known as the target date fund’s “Glidepath.”
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The Funds are designed to relieve investors from the onus of making asset allocation decisions throughout their careers by having investment professionals make those decisions instead. Each Fund offers investors a means to manage their long-term investments in light of that Fund’s time horizon and related risk level. By investing in the Underlying Funds, each Fund pursues its investment objective by investing indirectly in a mix of equity securities, fixed-income equity securities and non-traditional asset classes. The asset allocation strategy and Glidepath of each Fund are intended to
87	Prudential Day One Funds

provide the potential that the investor’s investment in the Fund will provide a source of retirement income. There is no guarantee, however, that any Fund will meet its investment objective or provide a source of retirement income. A Target Date Fund can suffer losses near, at, or after the target date.
The subadviser allocates each Fund’s assets among the Underlying Funds according to the Funds’ allocation targets. Each Target Date Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. Each Target Date Fund, including the Income Fund, currently allocates approximately 10% of its assets to non-traditional asset classes. Each Target Date Fund’s asset allocations to Underlying Funds will follow a Glidepath that becomes more conservative as the applicable target date approaches, by reducing exposure to equity investments and increasing exposure to fixed-income investments. The Glidepath continues to adjust allocations in this manner for approximately ten years past the target date. For example, the Target Date Fund with the longest duration until its target year may initially allocate approximately 97% of its assets to equity and non-traditional investments and approximately 3% of its assets to fixed income investments. In contrast, ten years after its target date and continuing thereafter, the asset allocation of a Target Date Fund will be similar to that of the Income Fund, with approximately 35% of its assets allocated to equity and non-traditional investments, and approximately 65% of its assets allocated to fixed income investments. The foregoing example is based on current allocations, which are subject to change.
The Income Fund is designed for investors currently in retirement. The Income Fund’s asset allocation does not progress along a Glidepath, and references herein to Glidepath asset allocation do not apply to the Income Fund.
Each Fund is typically rebalanced monthly to maintain the asset allocation dictated by the current Glidepath (or, in the case of the Income Fund, its prescribed ratio of equity/non-traditional investments to fixed income investments). In addition, each Target Date Fund is “ratcheted” annually to shift its allocations gradually from equity investments toward fixed income investments in accordance with the current Glidepath. Each Target Date Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Although the Glidepath is designed to become more conservative prior to and for approximately 10 years following the Target Date, the Funds are not designed for a lump sum redemption at the Target Date. The Funds cannot guarantee a particular level of income or any income.
Each Fund’s underlying asset allocation is reviewed annually by the Fund’s subadviser to determine whether, in its discretion, the current Glidepath (or, in the case of the Income Fund, the prescribed ratio of equity/non-traditional investments to fixed income investments) and/or the Fund’s asset allocation to Underlying Funds remain suitable to meet the Fund’s investment objective. As a result of this review, the subadviser may modify the current Glidepath and/or the allocation of the Fund’s assets among the Underlying Funds. From time to time the manager may add mutual funds to the Underlying Funds selected as investments for the Funds (in which case such additional funds will be considered “Underlying Funds”) or remove or replace funds from the current array of Underlying Funds, subject to Board approval and without notice to shareholders.
When a Target Date Fund reaches its target date, it enters its most conservative phase, and the allocation of its assets approximately 10 years after the target date is expected to match that of the Income Fund. At that time, the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following each Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Each Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
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Each Fund's investment objective is a non-fundamental policy and may be changed by the Board without shareholder approval. The Funds’ investment policies that are not fundamental may be changed from time to time without shareholder approval.
Each Fund will invest in securities and other instruments exclusively by purchasing shares of the Underlying Funds.
Equity and Equity-Related Securities
Each Fund may invest in Underlying Funds that invest in equity and equity-related securities. In addition to common stocks, nonconvertible preferred stocks and convertible securities, equity-related securities include American Depositary Receipts (ADRs); warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; securities of real estate investment trusts (REITs); and similar securities. Investments in REITs may result in payment of additional management or other fees. Convertible securities are securities—like bonds, corporate notes and preferred stocks—that can be converted into the company's common stock or some other equity security. The Underlying Funds may buy equity and equity-related securities of companies of every size—small, medium and large capitalization.
Fixed-Income Securities
Each Fund may invest in Underlying Funds that may invest in debt obligations, including corporate and non-corporate obligations, such as US Government securities. The debt obligations held by an Underlying Fund will have varying average maturities and average durations. Lower-rated debt obligations—also known as “junk bonds”—have a higher risk of default and tend to be less liquid and more volatile than higher-rated obligations. An Underlying Fund also may invest in obligations that are not rated, but that the subadviser to the Underlying Fund believes are of comparable quality to these lower-rated obligations.
Certain Underlying Funds may invest in money market instruments, which include the commercial paper of corporations, certificates of deposit, bankers' acceptances and other obligations of domestic and non-US banks, nonconvertible debt securities (corporate and government), short-term obligations issued or guaranteed by the US Government or its agencies or instrumentalities, repurchase agreements and cash (non-US currencies or US dollars). Generally, money market instruments provide a fixed rate of return, but provide less opportunity for capital appreciation than stocks.
US Government Securities
The Underlying Funds may invest in securities issued or guaranteed by the US Government or by an agency or instrumentality of the US Government. Not all US Government securities are backed by the full faith and credit of the United States, which means that payment of principal and interest are guaranteed, but market value is not. Some are supported only by the credit of the issuing agency, depend entirely on their own resources to repay their debt and are subject to the risk of default like private issuers.
Emerging Market Investments
Certain Underlying Funds may invest in the securities of issuers domiciled in various countries with emerging capital markets. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. Investments in such capital markets offer a way to gain exposure to smaller, developing markets and economies. Investing in the equity markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries. Since emerging market investments are investments in issuers domiciled outside of the US, they also have the characteristics described below under “Non-US Securities.”
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Non-US Securities
Some Underlying Funds invest in non-US equity securities or in fixed-income securities of non-US issuers. The Underlying Funds’ investments in securities of non-US issuers or issuers with significant exposure to non-US markets involve additional risk. Non-US countries in which the Underlying Funds may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of an Underlying Fund’s investments may decline because of factors affecting the particular issuer as well as non-US markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks associated with investments in non-US securities may be greater with respect to investments in developing countries.
Mortgage-Related Securities
The Funds may invest in Underlying Funds that invest in mortgage-related securities issued or guaranteed by US governmental entities or private entities and in collateralized mortgage obligations (CMOs) issued by private issuers. These securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Mortgage-related securities include CMOs, multi-class pass-through securities and stripped mortgage-backed securities. A CMO is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by a bank or by US governmental entities. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income thereon provide the funds to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by US governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently.
Asset-Backed Securities
The Funds may invest in Underlying Funds that invest in asset-backed debt securities. An asset-backed security is another type of pass-through instrument that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Unlike most corporate bonds, which are usually unsecured, most asset-backed securities are secured by collateral, or collateralized, which provides for more predictable cash flows and more protection against event-risk downgrades. However, to the extent a borrower fails to make timely repayments on the underlying loans when due or prepayments on underlying assets accelerate due to declines in interest rates, the Underlying Fund, and, therefore, a Fund, could suffer a loss on its investment. Some asset-backed securities, however, may be collateralized by a portfolio of corporate bonds or other securities, including, in some cases, junk bonds or non-US dollar denominated securities.
Repurchase Agreements
The Funds may invest in Underlying Funds that use repurchase agreements, where a party agrees to sell a security to an Underlying Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Underlying Fund and is, in effect, a loan by the Underlying Fund.
Reverse Repurchase Agreements and Forward Rolls
The Funds may invest in Underlying Funds that enter into reverse repurchase agreements and forward rolls. With a reverse repurchase agreement, the Underlying Fund borrows money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. When an Underlying Fund enters into a forward roll, the Underlying Fund sells securities to be delivered in the current month and repurchases the same or substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Underlying Fund is paid the difference between the current sales price and the forward price for the future purchase as well as the interest earned on the cash proceeds of the initial sale.
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Dollar Rolls
The Funds may invest in Underlying Funds that enter into dollar rolls in which the Underlying Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Underlying Fund is paid the difference between the current sales price and the forward price for the future purchase as well as the interest earned on the cash proceeds of the initial sale.
Derivative Strategies
The Funds may invest in Underlying Funds that use various derivative strategies to try to improve their returns. An Underlying Fund may use hedging techniques to try to protect its assets. It cannot be guaranteed that these strategies will work, that the instruments necessary to implement these strategies will be available or that an Underlying Fund and, therefore, a Fund, will not lose money. Derivatives—such as futures, options, swaps, swap options, non-US currency forward contracts and options on futures—involve costs and can be volatile. With derivatives, the subadviser tries to predict whether the underlying investment—a security, market index, currency, interest rate or some other benchmark—will go up or down at some future date. An Underlying Fund may use derivatives to try to reduce risk or to increase returns consistent with each Underlying Fund's overall investment objective. The subadviser of an Underlying Fund will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives that are used may not match or offset the Underlying Fund's underlying positions and this could result in losses to the Underlying Fund and, therefore, to the Fund that would not otherwise have occurred. Derivatives that involve leverage could magnify losses.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets, and in December 2015 the SEC proposed a new rule that would change the regulation of the use of derivatives by mutual funds. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance, which could require changes to an Underlying Fund’s use of derivatives.
Options. The Funds may invest in Underlying Funds that purchase and sell put and call options on equity securities, stock indexes, swaps and non-US currencies traded on US or non-US securities exchanges or in the over-the-counter market. An option gives the purchaser the right to buy or sell securities or currencies in exchange for a premium.
Futures Contracts and Related Options; Non-US Currency Forward Contracts. The Funds may invest in Underlying Funds that purchase and sell futures contracts on equity and debt securities, securities indexes, interest rate indexes and non-US currencies, and related options on such futures. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index or some other asset at a future date. The terms of futures contracts are standardized. In the case of a financial futures contract based upon a broad index, there is no delivery of the securities comprising the index, margin is uniform, a clearing corporation or an exchange is the counterparty and the Underlying Fund makes daily margin payments based on price movements in the index. The Underlying Fund also may enter into non-US currency forward contracts to protect the value of its assets against future changes in the level of non-US exchange rates. A non-US currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. Delivery of the underlying currency is expected and the terms are individually negotiated. The counterparty is not a clearing corporation or an exchange, and payment on the contract is made upon delivery, rather than daily.
Swap Transactions. The Funds may invest in Underlying Funds that may enter into swap transactions. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to credit default swaps, interest rate swaps, total return swaps and index swaps.
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Options on Securities and Financial Indexes. The Funds may invest in Underlying Funds that may purchase and sell put and call options on securities and financial indexes traded on US or foreign securities exchanges, on NASDAQ or in the over-the-counter market. An option gives the purchaser the right to buy or sell securities in exchange for a premium. An Underlying Fund will sell only options that are secured either by the Underlying Fund's ownership of the underlying security or by cash or other liquid assets held in a segregated account with the Underlying Fund’s custodian.
Commodities
Certain Underlying Funds may invest in commodities and/or commodity-linked investments through a wholly-owned subsidiary organized in the Cayman Islands (a Cayman Subsidiary). Commodities are assets that have tangible properties, such as oil and other energy products, metals, and agricultural products. A commodity-linked derivative instrument is a financial instrument the value of which is determined by the value of one or more commodities, such as precious metals and agricultural products, or an index of various commodities. Commodity-linked derivative instruments include, but are not limited to, commodity-linked notes, swap agreements, commodity options, futures and options on futures, which provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.
Real Estate Investment Trusts
The Fund may invest in the equity securities of real estate investment trusts known as REITs. REITs are like corporations, except that they do not pay income taxes if they meet certain Internal Revenue Code of 1986, as amended (the “Code”) requirements. However, while REITs themselves do not pay income taxes, the distributions they make to investors are taxable. REITs invest primarily in real estate and distribute almost all of their income—most of which comes from rents, mortgages and gains on sales of property—to shareholders.
Securities Lending
Consistent with applicable regulatory requirements, certain Underlying Funds may lend portfolio securities with a value up to 33 1/3% of total assets to brokers, dealers and other financial organizations to earn additional income. Loans of portfolio securities will be collateralized by cash. Cash collateral will be invested in an affiliated prime money market fund.
Cash Management
To the extent that any Fund has uninvested assets, such assets will be invested primarily in short-term money market instruments. The Funds may buy these instruments directly, rather than through investing in an Underlying Fund. These investments may be inconsistent with that Fund's principal strategies and could prevent the Fund from achieving its investment objective.
Additional Strategies
The Funds, through their investments in Underlying Funds, also follow certain policies when they borrow money and hold illiquid securities (each Fund and each Underlying Fund may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). Each Fund is also subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval.
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Prior Historical Performance of Similarly Managed Accounts
The Funds are newly offered. Once the Funds have a performance record of at least one calendar year, the Funds’ performance will be included in the Prospectus.
The Funds’ investment objectives, investment policies and strategies are substantially similar to the investment objectives, strategies, and policies of other Day One target date pooled investment vehicles managed by the subadviser. Specifically, the Funds are modeled after two corresponding institutional suites of Day One target date pooled investment vehicles: (i) a collective investment trust (“CIT”) suite established by Prudential Trust Company and (ii) an insurance company separate account (“SA”) suite available under group variable annuity contracts issued by Prudential Retirement Insurance and Annuity Company (the corresponding CITs and SAs are referred to herein together as the “Corresponding Accounts”). The Corresponding Accounts have been established by affiliates of the Funds’ manager and subadviser. Each Fund, together with its Corresponding Accounts, is managed by the same subadviser (QMA), using the same portfolio management team. QMA, the Funds’ subadviser, has been the subadviser of the Corresponding Accounts for the CITs since their inception and for the SAs since June 2013. During this period, QMA provided certain asset allocation services relating to the operation of the Corresponding Accounts. QMA's asset allocation views were incorporated into the Corresponding Accounts' Glidepath and allocations to Underlying Vehicles (as defined below) beginning in January 2015.
Each Fund and its Corresponding Accounts invest in a mix of underlying pooled investment vehicles in order to gain exposure to equity, fixed income (including money market instruments), and non-traditional (commodities and real estate) asset classes. Each Fund and Corresponding Accounts (other than the Prudential Day One Income Fund (the “Income Fund”) and its Corresponding Accounts) operates by adjusting the mix of assets in the Fund as the “target date” (the year in the fund’s name which generally reflects the expected retirement date of the fund’s investors) approaches. The Funds and their Corresponding Accounts are offered in five-year intervals from 2010 through 2060 (except that there is no CIT that corresponds to the Day One 2010 Fund). There is also an “Income Fund”, which is already in its “retirement phase,” and is offered as a Fund and Corresponding Accounts. As the Fund or Corresponding Account nears its target date, the assets of the Fund or Corresponding Account are generally adjusted toward a more conservative mix, for example, toward a greater proportion of fixed income than equity. This annual adjustment toward less risky assets is known as the target date fund’s “Glidepath.” The Income Fund and its Corresponding Accounts do not follow a Glidepath but, rather, maintain a static allocation of equity/non-traditional assets to fixed income assets. As of the date of this Prospectus, the target asset allocations of the Funds and their Corresponding Accounts to the various asset classes are substantially the same.
A difference between the Funds and their Corresponding Accounts is the type of pooled investment vehicle used to gain exposure to the various asset classes. While the Funds invest in other affiliated mutual funds (“Underlying Funds”) in order to gain exposure to equity, fixed income and non-traditional asset classes, the Corresponding Accounts gain these exposures by investing in pooled investment vehicles (“Underlying Vehicles”) that are managed by the same investment subadvisers that manage the Underlying Funds. The Underlying Funds and corresponding Underlying Vehicles are managed by the same portfolio management teams and have substantially similar investment objectives, investment policies and investment strategies. The main differences between the Underlying Funds and their corresponding Underlying Vehicles relate to investments in real estate and commodities. Specifically, while the Corresponding Accounts gain exposure to real estate by investing in an Underlying Separate Account that invests in a combination of real estate investment trusts (“REITs”) and private real estate investments, the Funds obtain real estate exposure by investing in an affiliated mutual fund (the Prudential Global Real Estate Fund) that invests in real estate-related securities (including REITs) but with no direct real estate investments. The Underlying Funds do not invest directly in private real estate because it is generally considered illiquid. While the Investment Company Act of 1940, as amended (the “1940 Act”), does not prohibit mutual funds from making direct investments in real estate, the Underlying Funds may not invest more than 15% of their net assets in illiquid assets. With respect to commodity exposure, the Corresponding Accounts gain exposure to commodities by investing in an Underlying Separate Account that invests directly in commodities, whereas the Funds obtain exposure to commodities by investing in an affiliated mutual fund (Prudential Commodity Strategies Fund) that gains exposure to commodities directly and indirectly by
93	Prudential Day One Funds

investing up to 25% of its assets in a wholly-owned Cayman Islands subsidiary. As a mutual fund, the Prudential Commodity Strategies Fund is limited for tax diversification purposes to investing no more than 25% of its total assets in the Cayman Islands subsidiary at the end of each fiscal quarter.
Although the Glidepath and the target asset allocations of each Fund are currently the same as those of its Corresponding Accounts, there is no guarantee that the Glidepath and/or asset allocations of the Funds and the Corresponding Accounts will remain the same in the future. If the Glidepath or target asset allocations of the Funds differ from those of the Corresponding Accounts in the future, their performance will also differ.
Below you will find information about the prior performance of the Corresponding Accounts with respect to each Fund.  Each Corresponding Account is an actively managed account. The Corresponding Accounts are not registered with the SEC. The Corresponding Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected the performance results of the Corresponding Accounts. The Corresponding Accounts are the only accounts that QMA considers to be substantially similar to the Funds. The performance of each Corresponding Account does not represent the past performance of the corresponding Fund, is not an indication of the future performance of the corresponding Fund and is no guarantee of future results of the portfolio managers in managing the corresponding Fund.
The performance of each Corresponding Account is compared to the performance of the benchmark of the applicable Corresponding Account, as well as to the benchmark of the Funds. The benchmark indexes cannot be purchased directly by investors, and reflect no deductions for sales charges, fees, expenses, or taxes. In addition, as noted above, the portfolio holdings of the Funds differ from those of the Corresponding Accounts. Such differences do not alter the conclusion that the Funds’ strategies and the strategies represented in the Corresponding Accounts are substantially similar in all material respects.
All historical returns shown below reflect the reinvestment of dividends and other earnings. Historical investment performance is shown gross of fees and net of fees. Gross returns reflect the deduction of custodial and accounting fees. Net returns reflect the deduction of custodial, accounting and management fees of the Underlying Vehicles. Gross and net returns may also reflect the benefit of a commission recapture program. The Corresponding Accounts do not pay management fees; management fees are paid by the Underlying Vehicles and such fees are reflected in the returns of the Corresponding Accounts. The manner in which the performance was calculated for the Corresponding Accounts differs from that of registered mutual funds such as the Funds.
You should not assume that the Funds will have the same performance as their Corresponding Accounts. The performance of each Fund may be better or worse than the performance of its Corresponding Accounts due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes and cash flows between the Fund and the Corresponding Account. The Corresponding Accounts generally have lower expenses and are sold through different distribution channels than the Funds. The performance of each Corresponding Account has not been adjusted to reflect the higher fees and expenses of the corresponding Fund. If the performance had been so adjusted, returns may have been lower than those shown.
Fees charged to clients may vary depending on, among other things, the applicable fee schedule and the size of the portfolio. The gross and net of fee performance for the Corresponding Accounts has not been adjusted to reflect any fees or expenses that will be payable by the Funds, which may be higher than the fees imposed on the Corresponding Accounts, and which will reduce the returns of the Funds. If the gross and net of fee performance for Corresponding Accounts were adjusted to reflect fees and expenses payable by the Funds, the returns of the Corresponding Accounts would be lower than those shown.
The investment results for the Corresponding Accounts presented below are not intended to predict or suggest the future returns of the Funds. The Corresponding Accounts compare their performance to the Prudential Day One Benchmarks shown in the tables below. The Funds will compare their performance to the S&P Target Date Indexes and the Prudential Day One Custom Benchmarks shown below. Investors should not rely on the historical performance data
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shown below. The performance data shown below does not represent the performance of the Funds and should not be considered a substitute for each Fund’s own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.
CORRESPONDING ACCOUNTS
This performance is not the past or future performance of the Funds.
Income Fund
Separate Account:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	5.50%	2.69%	3.03%
SA - Gross Return	6.50%	3.66%	4.00%
S&P Target Date Retirement Income Index[2]	5.01%	3.20%	3.71%
Prudential Day One Income Benchmark[3]	5.75%	3.23%	3.60%
Prudential Day One Custom Benchmark[4]	5.65%	3.04%	3.39%
1 The Separate Account commenced operations on August 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Developed Real Estate Net Index as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	5.50%	-1.35%	4.05%	2.26%
SA - Gross Return	6.50%	-0.42%	5.04%	2.66%
S&P Target Date Retirement Income Index[2]	5.01%	-0.18%	4.86%	3.01%
Prudential Day One Income Benchmark[3]	5.75%	-0.69%	4.75%	2.55%
Prudential Day One Custom Benchmark[4]	5.65%	-1.19%	4.81%	2.42%
1 The returns shown are for the period August 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	5.52%	N/A	1.51%
CIT - Gross Return	6.55%	N/A	2.48%
S&P Target Date Retirement Income Index[2]	5.01%	N/A	2.11%
Prudential Day One Income Benchmark[3]	5.75%	N/A	1.97%
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Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
Prudential Day One Custom Benchmark[4]	5.65%	N/A	1.66%
1 The CIT commenced operations on November 7, 2014 but performance is from December 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014[1]
CIT - Net Return	5.52%	-1.32%	-0.92%
CIT - Gross Return	6.55%	-0.39%	-0.84%
S&P Target Date Retirement Income Index[2]	5.01%	-0.18%	-0.35%
Prudential Day One Income Benchmark[3]	5.75%	-0.69%	-0.83%
Prudential Day One Custom Benchmark[4]	5.65%	-1.19%	-0.86%
1 The returns shown are for the period December 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2010 Fund
Separate Account:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	5.78%	2.95%	3.98%
SA - Gross Return	6.78%	3.93%	4.97%
S&P Target Date 2010 Index[2]	5.82%	3.52%	4.91%
Prudential Day One 2010 Benchmark[3]	5.94%	3.44%	4.50%
Prudential Day One Custom Benchmark[4]	5.84%	3.24%	4.29%
1 “Since Inception” performance is from July 1, 2013. Although the Separate Account commenced operations on February 5, 2013, QMA became subadviser to the Separate Account on June 28, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014	2013*
SA - Net Return	5.78%	-1.29%	4.51%	5.06%
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Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014	2013*
SA - Gross Return	6.78%	-0.36%	5.49%	5.56%
S&P Target Date 2010 Index[2]	5.82%	-0.21%	5.07%	6.58%
Prudential Day One 2010 Benchmark[3]	5.94%	-0.65%	5.15%	5.41%
Prudential Day One Custom Benchmark[4]	5.84%	-1.17%	5.21%	5.26%
1 The returns shown are for the period July 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2015 Fund
Separate Account:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	6.08%	3.14%	4.33%
SA - Gross Return	7.08%	4.11%	5.32%
S&P Target Date 2015 Index[2]	6.56%	3.92%	5.65%
Prudential Day One 2015 Benchmark[3]	6.29%	3.62%	4.84%
Prudential Day One Custom Benchmark[4]	6.19%	3.42%	4.63%
1 “Since Inception” performance is from July 1, 2013. Although the Separate Account commenced operations on December 16, 2011, QMA became subadviser to the Separate Account on June 28, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	6.08%	-1.19%	4.67%	5.72%
SA - Gross Return	7.08%	-0.25%	5.66%	6.22%
S&P Target Date 2015 Index[2]	6.56%	-0.16%	5.49%	8.00%
Prudential Day One 2015 Benchmark[3]	6.29%	-0.56%	5.25%	6.07%
Prudential Day One Custom Benchmark[4]	6.19%	-1.09%	5.31%	5.93%
1 The returns shown are for the period July 1, 2013 through December 31, 2012.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
97	Prudential Day One Funds

Collective Investment Trust:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	6.10%	N/A	2.46%
CIT - Gross Return	7.06%	N/A	3.41%
S&P Target Date 2015 Index[2]	6.56%	N/A	3.57%
Prudential Day One 2015 Benchmark[3]	6.29%	N/A	2.93%
Prudential Day One Custom Benchmark[4]	6.19%	N/A	2.67%
1 The CIT commenced operations on April 10, 2014 but performance is from May 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014[1]
CIT - Net Return	6.10%	-1.17%	1.76%
CIT - Gross Return	7.06%	-0.25%	2.40%
S&P Target Date 2015 Index[2]	6.56%	-0.16%	3.23%
Prudential Day One 2015 Benchmark[3]	6.29%	-0.56%	2.17%
Prudential Day One Custom Benchmark[4]	6.19%	-1.09%	2.13%
1 The returns shown are for the period May 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2020 Fund
Separate Account:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	6.50%	3.48%	4.27%
SA - Gross Return	7.51%	4.45%	5.26%
S&P Target Date 2020 Index[2]	7.22%	4.18%	5.45%
Prudential Day One 2020 Benchmark[3]	6.71%	3.93%	4.77%
Prudential Day One Custom Benchmark[4]	6.61%	3.73%	4.55%
1 The Separate Account commenced operations on August 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
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4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	6.50%	-1.05%	5.13%	4.12%
SA - Gross Return	7.51%	-0.11%	6.13%	4.53%
S&P Target Date 2020 Index[2]	7.22%	-0.19%	5.67%	6.01%
Prudential Day One 2020 Benchmark[3]	6.71%	-0.45%	5.68%	4.44%
Prudential Day One Custom Benchmark[4]	6.61%	-0.96%	5.72%	4.31%
1 The returns shown are for the period August 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	6.51%	N/A	2.81%
CIT - Gross Return	7.50%	N/A	3.79%
S&P Target Date 2020 Index[2]	7.22%	N/A	3.86%
Prudential Day One 2020 Benchmark[3]	6.71%	N/A	3.26%
Prudential Day One Custom Benchmark[4]	6.61%	N/A	3.01%
1 The CIT commenced operations on April 10, 2014 but performance is from May 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014[1]
CIT - Net Return	6.51%	-1.03%	2.14%
CIT - Gross Return	7.50%	-0.05%	2.78%
S&P Target Date 2020 Index[2]	7.22%	-0.19%	3.40%
Prudential Day One 2020 Benchmark[3]	6.71%	-0.45%	2.55%
Prudential Day One Custom Benchmark[4]	6.61%	-0.96%	2.50%
1 The returns shown are for the period May 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
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4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2025 Fund
Separate Account:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	7.43%	4.14%	5.40%
SA - Gross Return	8.44%	5.12%	6.39%
S&P Target Date 2025 Index[2]	7.82%	4.32%	5.80%
Prudential Day One 2025 Benchmark[3]	7.62%	4.55%	5.85%
Prudential Day One Custom Benchmark[4]	7.51%	4.34%	5.63%
1 The Separate Account commenced operations on August 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	7.43%	-0.87%	6.04%	5.98%
SA - Gross Return	8.44%	0.07%	7.04%	6.39%
S&P Target Date 2025 Index[2]	7.82%	-0.25%	5.56%	6.76%
Prudential Day One 2025 Benchmark[3]	7.62%	-0.28%	6.48%	6.28%
Prudential Day One Custom Benchmark[4]	7.51%	-0.79%	6.52%	6.14%
1 The returns shown are for the period August 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	7.44%	N/A	3.52%
CIT - Gross Return	8.45%	N/A	4.50%
S&P Target Date 2025 Index[2]	7.82%	N/A	4.02%
Prudential Day One 2025 Benchmark[3]	7.62%	N/A	3.96%
Prudential Day One Custom Benchmark[4]	7.51%	N/A	3.70%
1 The CIT commenced operations on April 10, 2014 but performance is from May 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
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3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014[1]
CIT - Net Return	7.44%	-0.86%	2.95%
CIT - Gross Return	8.45%	0.10%	3.60%
S&P Target Date 2025 Index[2]	7.82%	-0.25%	3.27%
Prudential Day One 2025 Benchmark[3]	7.62%	-0.28%	3.34%
Prudential Day One Custom Benchmark[4]	7.51%	-0.79%	3.29%
1 The returns shown are for the period May 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2030 Fund
Separate Account:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	8.24%	4.58%	6.17%
SA - Gross Return	9.26%	5.56%	7.18%
S&P Target Date 2030 Index[2]	8.35%	4.50%	6.15%
Prudential Day One 2030 Benchmark[3]	8.62%	5.03%	6.67%
Prudential Day One Custom Benchmark[4]	8.50%	4.82%	6.45%
1 The Separate Account commenced operations on August 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	8.24%	-0.92%	6.64%	7.30%
SA - Gross Return	9.26%	0.01%	7.65%	7.72%
S&P Target Date 2030 Index[2]	8.35%	-0.30%	5.64%	7.46%
Prudential Day One 2030 Benchmark[3]	8.62%	-0.32%	6.99%	7.62%
Prudential Day One Custom Benchmark[4]	8.50%	-0.85%	7.07%	7.48%
1 The returns shown are for the period August 1, 2013 through December 31, 2013.
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2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	8.31%	N/A	4.03%
CIT - Gross Return	9.24%	N/A	5.00%
S&P Target Date 2030 Index[2]	8.35%	N/A	4.21%
Prudential Day One 2030 Benchmark[3]	8.62%	N/A	4.52%
Prudential Day One Custom Benchmark[4]	8.50%	N/A	4.26%
1 The CIT commenced operations on April 10, 2014 but performance is from May 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014[1]
CIT - Net Return	8.31%	-0.92%	3.54%
CIT - Gross Return	9.24%	0.07%	4.19%
S&P Target Date 2030 Index[2]	8.35%	-0.30%	3.36%
Prudential Day One 2030 Benchmark[3]	8.62%	-0.32%	3.91%
Prudential Day One Custom Benchmark[4]	8.50%	-0.85%	3.88%
1 The returns shown are for the period May 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2035 Fund
Separate Account:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	8.72%	4.85%	6.64%
SA - Gross Return	9.74%	5.84%	7.65%
S&P Target Date 2035 Index[2]	8.85%	4.66%	6.30%
Prudential Day One 2035 Benchmark[3]	9.11%	5.03%	7.07%
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Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
Prudential Day One Custom Benchmark[4]	8.99%	5.09%	6.83%
1 The Separate Account commenced operations on September 6, 2013 but performance is from October 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	8.72%	-1.08%	7.17%	6.92%
SA - Gross Return	9.74%	-0.14%	8.18%	7.18%
S&P Target Date 2035 Index[2]	8.85%	-0.35%	5.69%	6.42%
Prudential Day One 2035 Benchmark[3]	9.11%	-0.40%	7.45%	6.92%
Prudential Day One Custom Benchmark[4]	8.99%	-0.94%	7.49%	6.81%
1 The returns shown are for the period October 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	8.72%	N/A	4.30%
CIT - Gross Return	9.76%	N/A	5.26%
S&P Target Date 2035 Index[2]	8.85%	N/A	4.40%
Prudential Day One 2035 Benchmark[3]	9.11%	N/A	4.84%
Prudential Day One Custom Benchmark[4]	8.99%	N/A	4.57%
1 The CIT commenced operations on April 10, 2014 but performance is from May 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014[1]
CIT - Net Return	8.72%	-1.06%	4.02%
CIT - Gross Return	9.76%	-0.20%	4.67%
S&P Target Date 2035 Index[2]	8.85%	-0.35%	3.42%
103	Prudential Day One Funds

Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014[1]
Prudential Day One 2035 Benchmark[3]	9.11%	-0.40%	4.39%
Prudential Day One Custom Benchmark[4]	8.99%	-0.94%	4.34%
1 The returns shown are for the period May 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2040 Fund
Separate Account:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	9.01%	4.82%	6.80%
SA - Gross Return	10.04%	5.81%	7.81%
S&P Target Date 2040 Index[2]	9.23%	4.76%	6.71%
Prudential Day One 2040 Benchmark[3]	9.43%	5.30%	7.32%
Prudential Day One Custom Benchmark[4]	9.30%	5.09%	7.09%
1 The Separate Account commenced operations on August 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	9.01%	-1.46%	7.23%	8.69%
SA - Gross Return	10.04%	-0.53%	8.24%	9.12%
S&P Target Date 2040 Index[2]	9.23%	-0.40%	5.69%	8.58%
Prudential Day One 2040 Benchmark[3]	9.43%	-0.73%	7.48%	9.02%
Prudential Day One Custom Benchmark[4]	9.30%	-1.26%	7.55%	8.88%
1 The returns shown are for the period August 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
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Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	9.01%	N/A	4.30%
CIT - Gross Return	10.05%	N/A	5.27%
S&P Target Date 2040 Index[2]	9.23%	N/A	4.53%
Prudential Day One 2040 Benchmark[3]	9.43%	N/A	4.87%
Prudential Day One Custom Benchmark[4]	9.30%	N/A	4.60%
1 The CIT commenced operations on April 10, 2014 but performance is from May 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014[1]
CIT - Net Return	9.01%	-1.44%	4.14%
CIT - Gross Return	10.05%	-0.56%	4.78%
S&P Target Date 2040 Index[2]	9.23%	-0.40%	3.45%
Prudential Day One 2040 Benchmark[3]	9.43%	-0.73%	4.50%
Prudential Day One Custom Benchmark[4]	9.30%	-1.26%	4.46%
1 The returns shown are for the period May 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2045 Fund
Separate Account:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	9.09%	4.78%	7.73%
SA - Gross Return	10.12%	5.77%	8.75%
S&P Target Date 2045 Index[2]	9.54%	4.83%	7.89%
Prudential Day One 2045 Benchmark[3]	9.58%	5.31%	8.26%
Prudential Day One Custom Benchmark[4]	9.45%	5.10%	8.08%
1 The Separate Account commenced operations on August 23, 2013 but performance is from September 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
105	Prudential Day One Funds

4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	9.09%	-1.89%	7.48%	11.41%
SA - Gross Return	10.12%	-0.96%	8.50%	11.76%
S&P Target Date 2045 Index[2]	9.54%	-0.46%	5.67%	11.80%
Prudential Day One 2045 Benchmark[3]	9.58%	-1.06%	7.71%	11.57%
Prudential Day One Custom Benchmark[4]	9.45%	-1.57%	7.76%	11.62%
1 The returns shown are for the period September 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	9.11%	N/A	4.25%
CIT - Gross Return	10.19%	N/A	5.24%
S&P Target Date 2045 Index[2]	9.54%	N/A	4.62%
Prudential Day One 2045 Benchmark[3]	9.58%	N/A	4.88%
Prudential Day One Custom Benchmark[4]	9.45%	N/A	4.62%
1 The CIT commenced operations on April 10, 2014 but performance is from May 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014[1]
CIT - Net Return	9.11%	-1.87%	4.35%
CIT - Gross Return	10.19%	-0.96%	5.01%
S&P Target Date 2045 Index[2]	9.54%	-0.46%	3.45%
Prudential Day One 2045 Benchmark[3]	9.58%	-1.06%	4.74%
Prudential Day One Custom Benchmark[4]	9.45%	-1.57%	4.70%
1 The returns shown are for the period May 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
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4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2050 Fund
Separate Account:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	9.19%	4.83%	7.81%
SA - Gross Return	10.22%	5.82%	8.83%
S&P Target Date 2050 Index[2]	9.74%	4.90%	8.11%
Prudential Day One 2050 Benchmark[3]	9.63%	5.34%	8.33%
Prudential Day One Custom Benchmark[4]	9.50%	5.12%	8.14%
1 The Separate Account commenced operations on August 15, 2013 but performance is from September 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	9.19%	-1.93%	7.57%	11.55%
SA - Gross Return	10.22%	-1.00%	8.58%	11.90%
S&P Target Date 2050 Index[2]	9.74%	-0.47%	5.69%	12.33%
Prudential Day One 2050 Benchmark[3]	9.63%	-1.08%	7.78%	11.71%
Prudential Day One Custom Benchmark[4]	9.50%	-1.61%	7.84%	11.75%
1 The returns shown are for the period September 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	9.18%	N/A	2.77%
CIT - Gross Return	10.15%	N/A	3.73%
S&P Target Date 2050 Index[2]	9.74%	N/A	3.77%
Prudential Day One 2050 Benchmark[3]	9.63%	N/A	3.43%
Prudential Day One Custom Benchmark[4]	9.50%	N/A	3.09%
1 The CIT commenced operations on November 7, 2014 but performance is from December 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
107	Prudential Day One Funds

3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014[1]
CIT - Net Return	9.18%	-1.90%	-1.16%
CIT - Gross Return	10.15%	-0.94%	-1.08%
S&P Target Date 2050 Index[2]	9.74%	-0.47%	-1.11%
Prudential Day One 2050 Benchmark[3]	9.63%	-1.08%	-1.07%
Prudential Day One Custom Benchmark[4]	9.50%	-1.61%	-1.10%
1 The returns shown are for the period December 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2055 Fund
Separate Account:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	9.41%	4.85%	7.01%
SA - Gross Return	10.44%	5.84%	8.02%
S&P Target Date 2055 Index[2]	9.94%	4.92%	6.95%
Prudential Day One 2055 Benchmark[3]	9.90%	5.38%	7.49%
Prudential Day One Custom Benchmark[4]	9.77%	5.17%	7.26%
1 The Separate Account commenced operations on September 6, 2013 but performance is from October 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	9.41%	-2.08%	7.60%	8.12%
SA - Gross Return	10.44%	-1.16%	8.62%	8.37%
S&P Target Date 2055 Index[2]	9.94%	-0.54%	5.64%	7.66%
Prudential Day One 2055 Benchmark[3]	9.90%	-1.23%	7.81%	8.08%
Prudential Day One Custom Benchmark[4]	9.77%	-1.75%	7.87%	7.96%
1 The returns shown are for the period October 1, 2013 through December 31, 2013.
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2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	9.42%	N/A	2.77%
CIT - Gross Return	10.38%	N/A	3.72%
S&P Target Date 2055 Index[2]	9.94%	N/A	3.82%
Prudential Day One 2055 Benchmark[3]	9.90%	N/A	3.47%
Prudential Day One Custom Benchmark[4]	9.77%	N/A	3.13%
1 The CIT commenced operations on November 7, 2014 but performance is from December 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014[1]
CIT - Net Return	9.42%	-2.09%	-1.19%
CIT - Gross Return	10.38%	-1.14%	-1.11%
S&P Target Date 2055 Index[2]	9.94%	-0.54%	-1.14%
Prudential Day One 2055 Benchmark[3]	9.90%	-1.23%	-1.09%
Prudential Day One Custom Benchmark[4]	9.77%	-1.75%	-1.12%
1 The returns shown are for the period December 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2060 Fund
Separate Account:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	9.49%	4.91%	8.00%
SA - Gross Return	10.52%	5.90%	9.02%
S&P Target Date 2060+ Index[2]	10.08%	4.92%	8.26%
Prudential Day One 2060 Benchmark[3]	10.00%	5.43%	8.53%
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Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
Prudential Day One Custom Benchmark[4]	9.87%	5.22%	8.34%
1 The Separate Account commenced operations on August 13, 2013 but performance is from September 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	9.49%	-2.07%	7.68%	11.94%
SA - Gross Return	10.52%	-1.14%	8.70%	12.29%
S&P Target Date 2060+ Index[2]	10.08%	-0.66%	5.64%	12.76%
Prudential Day One 2060 Benchmark[3]	10.00%	-1.23%	7.87%	12.10%
Prudential Day One Custom Benchmark[4]	9.87%	-1.76%	7.93%	12.14%
1 The returns shown are for the period September 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of December 31, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	9.48%	N/A	4.39%
CIT - Gross Return	10.51%	N/A	5.39%
S&P Target Date 2060+ Index[2]	10.08%	N/A	4.76%
Prudential Day One 2060 Benchmark[3]	10.00%	N/A	5.05%
Prudential Day One Custom Benchmark[4]	9.87%	N/A	4.78%
1 The CIT commenced operations on April 21, 2014 but performance is from May 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014*
CIT - Net Return	9.48%	-2.07%	4.59%
CIT - Gross Return	10.51%	-1.11%	5.27%
S&P Target Date 2060+ Index[2]	10.08%	-0.66%	3.50%
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Calendar Year Returns (as of December 31, 2016)
	2016	2015	2014*
Prudential Day One 2060 Benchmark[3]	10.00%	-1.23%	4.96%
Prudential Day One Custom Benchmark[4]	9.87%	-1.76%	4.94%
1 The returns shown are for the period May 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S& P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
The above historical performance data is provided solely to illustrate the subadviser’s experience in managing accounts with investment objectives, strategies, and policies substantially similar to the investment objectives, strategies, and policies of the Funds. Investors should not rely on this information as an indication of actual performance of any account or future performance of the Funds. The Corresponding Accounts are not subject to the investment limitations, diversification requirements, and other restrictions imposed on the Funds under the 1940 Act and the Code which, if applicable, may have adversely affected the performance results of the Corresponding Accounts.
Performance shown reflects the imposition of the foregoing expenses and the benefit of any commission recaptures. All fees are deducted from the Corresponding Accounts daily. Gross and net returns are calculated using daily gross and net unit values calculated as a change in value over specified periods of time. The total rate of return for the time period is equal to the change in the market value of the portfolio, including capital appreciation, depreciation and income, adjusted for the net of all contributions and withdrawals (the “cash flows”). Returns for periods longer than one year are expressed as annualized returns.
The historical performance information presented is current as of the date indicated, but may not be current as of the date you are reviewing this information. Performance results fluctuate, and there can be no assurance that objectives will always be achieved. Other methods of computing returns may produce different results, and the results for different periods will vary.
THE FUNDS OF FUNDS STRUCTURE
How Do the “Funds of Funds” Work?
The Funds invest in Class Q shares of the Underlying Funds, all of which are other mutual funds in the Prudential Investments fund family. If an Underlying Fund does not offer Class Q shares, then the Funds will invest in the least expensive share class equivalent offered by the Underlying Fund. The Funds are “funds of funds” that conduct their investment operations by investing in Underlying Funds. The Manager is responsible for selecting the Underlying Funds, subject to Board approval. The Manager currently intends to limit the universe of funds that may serve as Underlying Funds to funds that are managed by the Manager.
Because the assets of each Fund are invested in Underlying Funds, each Fund's investment performance is directly related to the investment performance of the Underlying Funds in which it invests. A Fund's ability to meet its investment objective will depend, in significant part, on the extent to which the Underlying Funds realize their investment objectives. The degree to which a Fund can achieve its objective will also depend on whether the subadviser’s allocations to the various asset classes through allocation among the Underlying Funds prove successful. Also, through their investments in Underlying Funds, the Funds will bear the same types of investment risks that apply to the Underlying Funds. The degree to which a Fund is subject to investment risks will depend on the amount of the Fund's assets invested in particular Underlying Funds. The subadviser may invest in Underlying Funds that have a limited performance history. For more information about these risks, see Principal Risks in the Summary section for each Fund and Risks of Investing in the Funds in this section.
111	Prudential Day One Funds

While there is no assurance that a Fund's allocations among Underlying Funds will provide the most favorable returns to investors, it is expected that each Fund's performance will be less volatile than the performance of funds that concentrate their investments in one asset class.
An Underlying Fund may invest in the same security or investment as another Underlying Fund. Therefore, as a Fund shareholder you may end up indirectly exposed to the same security or investment held by different Underlying Funds.
Fund Fees and Expenses. As a Fund shareholder, you do not have to pay any additional sales charges or ongoing distribution fees as part of the fund of funds structure. This is because the Funds invest in Class Q shares of the Underlying Funds (or least expensive share class equivalent, for Underlying Funds which do not offer Class Q), which do not bear those charges and fees. While there are no duplicative sales charges or distribution fees, you will bear a proportionate share of certain expenses of the Underlying Funds, in addition to the expenses of the Fund you own, such as advisory fees, fees for custodian services, Trustees' fees, legal and accounting services and transfer agency services.
We will make every effort to avoid duplicative expenses where possible. You should consider whether a Fund’s expenses are offset by its asset allocation structure, which allows you to hold a broad array of investments while owning shares of a single mutual fund. The indirect expenses of the Funds may fluctuate over time due to fluctuations in expenses incurred by the Underlying Funds, and fluctuations in the asset allocation of the assets of the Funds among the Underlying Funds. For more information about each Fund's expenses, see Fund Fees and Expenses in each Fund’s Summary.
How Are the Funds Managed?
The Manager (Prudential Investments LLC) believes that its asset allocation strategy and the fund of funds approach will enhance the performance of the Funds and minimize their volatility. First, the Manager has identified a group of funds in the Prudential Investments fund family that the Funds may invest in. We refer to these funds as “Underlying Funds.” This allows portions of each Fund's assets to be invested in specific Underlying Funds that focus on a particular type and style of investing, and the Manager believes that the combinations will result in Funds with varying degrees of risk.
Secondly, the Manager believes that, at any given time, certain investment types and styles will generate higher returns than others. Accordingly, the Manager believes that investing in a variety of investment types and styles through the Underlying Funds will reduce each Fund's volatility relative to the price movements of a single asset class. The subadviser allocates the Funds' assets among the Underlying Funds within each Fund's asset allocation targets. The Manager may provide the subadviser with asset allocation guidelines from time to time. For more information about these allocations, see “Target Allocations for Underlying Funds” below.
Underlying Funds
Each Underlying Fund has its own investment objectives and principal strategies. Except for each Underlying Fund's fundamental policies, each Underlying Fund may change its principal strategies without shareholder approval to the extent consistent with the Underlying Fund's objectives. The Underlying Funds' fundamental policies may be changed only with approval of their respective shareholders.
Underlying Funds
Asset Class	Name of Underlying Fund	Investment Objective of Underlying Fund	Principal Investment Strategies of Underlying Fund
Equity	Prudential Jennison Small-Cap Core Equity Fund	To outperform the Russell 2000 Index.	In pursuing its objective, the Fund normally invests at least 80% of its investable assets in equity and equity-related securities of small-cap companies.
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Underlying Funds
Asset Class	Name of Underlying Fund	Investment Objective of Underlying Fund	Principal Investment Strategies of Underlying Fund
	Prudential QMA International Developed Markets Index Fund	To provide investment results that approximate the performance of the Russell Developed Ex-North America Large Cap Index.	The Fund intends to invest over 80% of its investable assets in securities included in the Index in approximately the same proportions as those of the Russell Developed Ex North America Large Cap Index.
	Prudential QMA Emerging Markets Equity Fund	To provide returns in excess of the Morgan Stanley Capital International (MSCI) Emerging Markets Index over full market cycles.	The Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its investable assets (net assets plus any borrowings for investment purposes) in the equity and equity-related securities of companies located in or otherwise economically tied to emerging markets countries.
	Prudential QMA Large-Cap Core Equity Fund	Long-term after-tax growth of capital.	The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of large capitalization US companies. The Fund considers large capitalization to be those with market capitalizations within the market cap range of companies included in the Russell 1000 Index or the S&P 500 Index. The Fund tries to limit current and future taxes shareholders may pay on the Fund’s investment income and capital gains.
	Prudential QMA Mid-Cap Core Equity Fund	To outperform the S&P MidCap 400 Index.	In pursuing its objective, the Fund normally invests at least 80% of its investable assets in equity and equity-related securities of mid- capitalization US companies.
	Prudential QMA US Broad Market Index Fund	To provide investment results that approximate the performance of the S&P Composite 1500 Index.	In pursuit of its investment objective, the Fund intends to invest over 80% of its investable assets in securities included in the S&P Composite 1500 Index in approximately the same proportions as those of the S&P Composite 1500 Index.
113	Prudential Day One Funds

Underlying Funds
Asset Class	Name of Underlying Fund	Investment Objective of Underlying Fund	Principal Investment Strategies of Underlying Fund
Fixed-Income	Prudential Core Conservative Bond Fund	To outperform the Bloomberg Barclays US Aggregate Bond Index over full market cycles.	The Fund will seek to achieve its objective by investing at least 80% of its investable assets in bonds. For purposes of this policy, bonds include all fixed-income securities, including but not limited to debt obligations issued by the US Government and its agencies, corporate debt securities, mortgage-related securities and asset-backed securities. In pursuit of this investment policy, the Fund may invest a large percentage of its investable assets in securities included in the Bloomberg Barclays US Aggregate Bond Index.
	Prudential TIPS Fund	To outperform the Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index.	The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its investable assets in US Treasury Inflation-Protected Securities.
	Prudential Total Return Bond Fund	Total return.	The Fund will seek to achieve its objective through a mix of current income and capital appreciation as determined by the Fund's investment subadviser. The Fund invests, under normal circumstances, at least 80% of the Fund's investable assets in bonds. For purposes of this policy, bonds include all fixed-income securities, other than preferred stock, with a maturity at date of issue of greater than one year.
	Prudential Core Ultra-Short Bond Fund	Current income consistent with the preservation of capital and the maintenance of liquidity.	The Fund invests in a diversified portfolio of short-term debt obligations issued by the US Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, companies or foreign governments, and municipal bonds and notes.
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Underlying Funds
Asset Class	Name of Underlying Fund	Investment Objective of Underlying Fund	Principal Investment Strategies of Underlying Fund
Real Estate	Prudential Global Real Estate Fund	Capital appreciation and income.	The Fund normally invests at least 80% of its investable assets (net assets plus any borrowings made for investment purposes) in the equity-related securities of real estate companies, principally real estate investment trusts (REITs), and other real estate securities.
Commodities	Prudential Commodity Strategies Fund	To generate returns over time in excess of the Bloomberg Commodity Index.	The Fund, which is actively managed, gains exposure to the commodity markets through investment of the Fund’s assets directly or in the Prudential Commodity Strategies Subsidiary Ltd., the Fund’s wholly-owned Cayman Islands subsidiary. The Fund may hold a significant portion of its assets directly or indirectly in cash and/or invest in money market instruments, including commercial paper of a company, government securities, sovereign debt, certificates of deposit, bankers' acceptances, time deposits of banks, and obligations issued or guaranteed by a government or its agencies or instrumentalities.
The table below shows the Funds’ allocations among the Underlying Funds as of the date of this Prospectus.
Target Allocations for Underlying Funds
Category	Fund Name	2060	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010	Income
Domestic Equity	Prudential QMA US Broad Market Index Fund	21%	21%	19%	18%	19%	18%	14%	12%	9%	8%	7%	6%
	Prudential QMA Large-Cap Core Equity Fund	31%	30%	29%	29%	28%	28%	28%	21%	17%	14%	12%	12%
	Prudential QMA Mid-Cap Core Equity Fund	7%	7%	7%	6%	5%	4%	3%	3%	2%	2%	2%	1%
	Prudential Jennison Small-Cap Core Equity Fund	4%	3%	3%	3%	3%	2%	1%	1%	1%	1%	1%	1%
International Equity	Prudential QMA International Developed Markets Index Fund	19%	19%	18%	18%	15%	13%	13%	9%	8%	7%	5%	5%
	Prudential QMA Emerging Markets Equity Fund	6%	6%	6%	5%	5%	4%	1%	0%	0%	0%	0%	0%
Non- Traditional	Prudential Global Real Estate Fund	5%	5%	5%	5%	5%	5%	5%	5%	5%	5%	5%	5%
	Prudential Commodity Strategies Fund	4%	4%	4%	4%	4%	4%	4%	5%	5%	5%	5%	5%
Fixed Income	Prudential TIPS Fund	0%	0%	1%	2%	4%	7%	11%	18%	22%	24%	25%	26%
	Prudential Core Conservative Bond Fund	0%	0%	2%	3%	4%	5%	6%	8%	11%	12%	14%	14%
	Prudential Total Return Bond Fund	3%	5%	6%	7%	7%	8%	9%	11%	12%	13%	15%	15%
	Prudential Core Ultra-Short Bond Fund	0%	0%	0%	0%	1%	2%	5%	7%	8%	9%	9%	10%
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RISKS OF INVESTING IN THE FUNDS
All investments involve risk, and investing in the Funds is no exception. The risks of investing in the Funds are further discussed below.
Conflicts of Interest Risk. The investment activities of the Manager and its affiliates (the “Affiliates”) in the management of, or their interest in, their own accounts and other accounts they manage, present conflicts of interest that could disadvantage the Funds and their shareholders. The Manager and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to that of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. Furthermore, it is possible that certain transactions undertaken by accounts advised by Affiliates may adversely impact the Funds. The activities of Affiliates may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. The Manager has adopted policies and procedures designed to address these potential conflicts of interest.
The following are risks associated with each Fund’s investment strategies:
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
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Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Cash Management Risk. The value of the investments held by the Fund for cash management purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the Fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. If the Fund holds cash uninvested, the Fund will not earn income on the cash. If a significant amount of the Fund’s assets are used for cash management purposes, it may not achieve its investment objective.
The following are risks associated with the Underlying Funds’ investment strategies:
Cayman Subsidiary Risk. The Prudential Commodity Strategies Fund (Commodity Fund), one of the Underlying Funds, may invest up to 25% of its assets in its wholly-owned Cayman Subsidiary. By investing in the Cayman Subsidiary, the Commodity Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The derivative instruments and other investments held by the Cayman Subsidiary are subject to the same risks that apply to similar investments if held directly by the Commodity Fund. There can be no assurance that the investment objective of the Cayman Subsidiary will be achieved.
The Cayman Subsidiary is not registered as an investment company under the 1940 Act, and is not subject to all the investor protections of the 1940 Act. However, the Commodity Fund wholly owns and controls the Cayman Subsidiary, and the Commodity Fund and the Cayman Subsidiary are both managed by the same manager and subadviser, making it unlikely that the Cayman Subsidiary will take action contrary to the interests of the Commodity Fund and its shareholders. The Commodity Fund’s Board has oversight responsibility for the investment activities of the Commodity Fund, including its investment in the Cayman Subsidiary, and the Commodity Fund’s role as sole shareholder of the Cayman Subsidiary. The Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Commodity Fund. The Commodity Fund and the Cayman Subsidiary test for compliance with certain investment restrictions and limitations on a consolidated basis, except that with respect to investments that may involve leverage, the Cayman Subsidiary complies independently with asset segregation requirements to the same extent as the Commodity Fund. Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Commodity Fund to effect its desired commodity investment strategy. In addition, changes in the tax laws in either the US or the Cayman Islands might negatively impact the Commodity Fund and its investors. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, or withholding tax, on the Cayman Subsidiary. The IRS has proposed regulations that if finalized in current form would require the Cayman Subsidiary to distribute its income on
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an annual basis. If the laws of the Cayman Islands were changed and the Cayman Subsidiary were required to pay Cayman Islands taxes, this may impact the Commodity Fund’s return based upon the percentage of assets allocated to commodities at that time.
Commodity Risk. The values of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, US agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject an Underlying Fund to greater volatility than investments in traditional instruments or securities. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets.
Commodity-Linked Notes Risk. Certain Underlying Funds may invest in leveraged or unleveraged commodity-linked notes (CLNs) to gain exposure to the commodities markets. CLNs are subject to counterparty risk. The value of the CLNs may fluctuate significantly because the values of the investments to which they are linked are volatile. In addition, the terms of a CLN may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage increases the volatility of CLNs and their value may increase or decrease more quickly than the value of the underlying commodity, commodity index or other economic variable. The Underlying Funds would be exposed to the risk that an CLN’s issuer will not have sufficient assets to make interest or principal payments. An Underlying Fund could lose some or the entire amount invested in a CLN.
Concentration Risk. To the extent that an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.
Currency Risk. The net asset value of Underlying Funds that invest in non-US securities could decline as a result of changes in exchange rates, which could adversely affect the Underlying Fund’s investments in currencies, or in securities that trade in, and receive revenues related to currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
Deflation Risk. During periods of deflation, prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Prudential TIPS Fund, one of the Underlying Funds, invests. Additionally, since certain Underlying Funds make investments that may perform well in periods of rising inflation, during periods of no inflation or deflation an investment in the Underlying Funds may underperform broad market measures and may lose value.
Derivatives Risk. Certain Underlying Funds may invest in derivatives. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Underlying Funds. An Underlying Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for an Underlying Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Fund.
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The US Government and non-US governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to an Underlying Fund's use of derivatives.
Emerging Markets Risk. The risks of non-US investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. The holdings of certain Underlying Funds can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including credit risk, interest rate risk, and junk bonds risk.
■	Credit risk. Credit risk is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to pay principal and interest when due or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by an Underlying Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Underlying Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Underlying Fund is subject. Not all securities in which the Underlying Funds invest are rated. Credit risk related to counterparties is especially important in the context of privately negotiated instruments.
■	Interest rate risk. Interest rate risk is the risk that the rates of interest income generated by the fixed income investments of an Underlying Fund may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Underlying Fund may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Certain securities acquired by an Underlying Fund may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation. The Underlying Funds may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. The Underlying Funds may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
■	Junk Bonds risk. Certain Underlying Funds may invest in high-yield bonds, commonly known as “junk bonds.” High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors,
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including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.
Non-US Securities Risk. An Underlying Fund’s investments in securities of non-US issuers or issuers with significant exposure to non-US markets involve additional risk. Non-US countries in which an Underlying Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of an Underlying Fund’s investments may decline because of factors affecting the particular issuer as well as non-US markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of a Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when a Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Hedging Risk. The decision as to whether and to what extent an Underlying Fund will engage in hedging transactions to hedge against certain risks, such as market risk and issuer risk, will depend on a number of factors, including prevailing market conditions, the composition of the portfolio of the Underlying Fund, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There is no guarantee that any of these hedging instruments would work as anticipated, and in certain cases an Underlying Fund might be better off had it not used a hedging instrument. There can be no assurance that the Underlying Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Liquidity Risk. Certain Underlying Funds may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by an Underlying Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Underlying Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If an Underlying Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Underlying Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, an Underlying Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect an Underlying Fund's value or prevent the Underlying Fund from being able to take advantage of other investment opportunities.
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Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
Model Design and Implementation Risks. The design of QMA's underlying models may be flawed or incomplete. These models are based on historical and theoretical underpinnings that QMA believes are sound, but there is no guarantee that these underpinnings will correlate with security price behavior in the manner assumed by the models or that the quantitative techniques that underlie QMA's portfolio construction processes will fully anticipate important risks. In addition, it is impossible to eliminate completely the risk of error in the implementation of the models that guide QMA's quantitative investment processes, and it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.
Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, an Underlying Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed investments in lower-yielding investments. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk.
Money Market Instruments Risk. Although money market instruments are generally viewed as low risk investments, money market instruments are nevertheless subject to credit risk, market risk, prepayment risk and interest rate risk.
Prepayment Risk. Underlying Funds investing in mortgage-related securities and asset-backed securities are subject to prepayment risk. If these securities are prepaid, an Underlying Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities. If the issuer of a non-collateralized debt security defaults on the obligation, there is no collateral that the security holder may sell to satisfy the debt.
Real Estate Risk. The Fund’s investment in certain Underlying Funds will expose the Fund to the performance of the real estate markets. The value of real estate securities in general, and real estate investment trusts (REITs) in particular, is subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic
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conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.
Real Estate Investment Trust (REIT) Risk. Certain Underlying Funds may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. An Underlying Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Underlying Fund.
Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected. The affiliated prime money market fund in which cash collateral is invested may impose liquidity fees or temporary gates on redemptions if its weekly liquid assets fall below a designated threshold. If this were to occur, the Underlying Fund may lose money on its investment of cash collateral in the affiliated prime money market fund, or the Underlying Fund may not be able to redeem its investment of cash collateral in the affiliated prime money market fund, which might cause the Underlying Fund to liquidate other holdings in order to return the cash collateral to the borrower upon termination of a securities loan. These events could trigger adverse tax consequences for the Underlying Fund.
Short Sale Risk. If the price of the security sold short increases between the time of the short sale and the time an Underlying Fund replaces the borrowed security, the Underlying Fund will realize a loss, which may be substantial.
Risks of Investing in Treasury Inflation Protected Securities (TIPS). The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if an Underlying Fund purchases TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period an Underlying Fund holds TIPS, the Underlying Fund may earn less on the security than on a conventional bond.
US Government and Agency Securities Risk. US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. The maximum potential liability of the issuers of some US Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the US Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In 2008, Fannie Mae and Freddie Mac were placed into a conservatorship under the Federal Housing Finance Agency. However, there can be no assurance that the US Government will support these or other government-sponsored enterprises in the future.
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HOW THE FUNDS ARE MANAGED
BOARD OF Trustees
The Funds are overseen by a Board of Trustees (hereafter referred to as Trustees, or the Board). The Board oversees the actions of the manager, subadviser and distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Funds .
MANAGER
Prudential Investments LLC (PI)
665 Broad Street
Newark, NJ 07102-4077
Under a management agreement with the Trust, PI manages each Fund’s investment operations and administers its business affairs and is responsible for supervising the Funds’ subadviser. Each Fund pays PI management fees at the rate of 0.02% for all share classes.
PI and its predecessors have served as a manager or administrator to investment companies since 1987. As of October 31, 2016, PI, a wholly-owned subsidiary of Prudential, served as the investment manager to all of the Prudential US and offshore open-end investment companies, and as the manager or administrator to closed-end investment companies, with aggregate assets of approximately $251.7 billion.
Subject to the supervision of the Board, PI is responsible for conducting the initial review of prospective subadvisers for the Fund. In evaluating a prospective subadviser, PI considers many factors, including the firm's experience, investment philosophy and historical performance. Subject to the Board’s oversight, PI is also responsible for monitoring the performance of the Fund's subadviser and recommending its termination and replacement when deemed appropriate. PI may provide a subadviser with additional investment guidelines consistent with the Fund's investment objective and restrictions.
PI and the Funds operate under an exemptive order (the Order) from the SEC that generally permits PI to enter into or amend agreements with unaffiliated subadvisers and certain subadvisers that are affiliates of PI without obtaining shareholder approval. This authority is subject to certain conditions, including the requirement that the Board must approve any new or amended agreements with an subadviser. Shareholders of the Fund still have the right to terminate these agreements at any time by a vote of the majority of outstanding shares of the Fund. The Fund will notify shareholders of any new subadvisers engaged or material amendments to subadvisory agreements made pursuant to the Order. Any new subadvisory agreement or amendment to the Fund’s management agreement or current subadvisory agreement that directly or indirectly results in an increase in the aggregate management fee rate payable by the Fund will be submitted to the Fund’s shareholders for their approval. PI does not currently intend to retain unaffiliated subadvisers, except as noted in this Prospectus.
A discussion of the basis for the Board's approvals of the management and subadvisory agreements will be available in the Fund's initial report to shareholders, which will be the Semi-Annual Report to shareholders dated January 31, 2017.
On each Fund’s launch date, a Prudential affiliate made a seed money investment in the Fund that the affiliate may decide to redeem once third-party assets invested in the Fund reach a level whereby in the judgment of the manager, portfolio management of the Fund would not be negatively impacted by the redemption.
Legal Proceedings. On October 30, 2015, a lawsuit was filed against Prudential Investments LLC (“Defendant”) in the United States District Court for the District of Maryland bearing the caption North Valley GI Medical Group, et al. v. Prudential Investments LLC, No. 1:15-cv-03268, by North Valley GI Medical Group and certain other purported shareholders on behalf of six Prudential retail mutual funds: Prudential Jennison Growth Fund, Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Global Real Estate Fund, Prudential Jennison Equity Income Fund, Prudential Short-Term Corporate Bond Fund, Inc., and Prudential Jennison Natural Resources Fund, Inc. (collectively, the
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“Named Funds”). None of the Named Funds is a party to the lawsuit. Plaintiffs allege that Defendant violated Section 36(b) of the Investment Company Act of 1940 (the “1940 Act”) by receiving allegedly excessive investment advisory fees from each Named Fund and seek, among other things, a declaration that Defendant has violated Section 36(b) of the 1940 Act, rescission of the investment advisory agreements between Defendant and the Named Funds, an award of compensatory damages, including repayment to each Named Fund of all allegedly excessive investment advisory fees paid by such Fund from one year prior to the filing of the lawsuit through the date of trial of the action, plus purported lost investment returns on those amounts and interest thereon, and attorneys’ fees and costs. Defendant believes the claims are without merit and intends to vigorously defend the action.
INVESTMENT SUBADVISER
Quantitative Management Associates LLC (QMA), a registered investment adviser, is a wholly-owned subsidiary of PGIM, Inc. QMA performs asset allocation services for the Funds. QMA uses advanced analytics to enhance the investment decision-making process, which combines a systematic application of financial theory and fundamental analysis with discipline and seasoned judgment. As of October 31, 2016, QMA managed approximately $113.8 billion in assets worldwide across a broad asset class spectrum ranging from global equity to multi-asset class solutions for institutional investors, such as pension funds, financial services companies, endowments, foundations, and sovereign wealth funds. QMA's primary address is Gateway Center Two, 100 Mulberry Street, Newark, New Jersey 07102.
PORTFOLIO MANAGERS
QMA typically follows a team approach in the management of its portfolios. The members of QMA's asset allocation team with primary responsibility for Fund management are listed below.
Ted Lockwood, MBA, MS, is a Managing Director for QMA and head of QMA’s asset allocation area. He is responsible for portfolio management, investment research, and new product development. QMA’s asset allocation team focuses on tactical, strategic, and dynamic asset allocation across traditional and non-traditional asset classes, including real assets and alternatives. Mr. Lockwood’s experience also includes managing tactical asset allocation overlays, dynamically managed volatility strategies, quantitative long-short equity portfolios, and synthetic convertible bonds. Earlier in his career, Mr. Lockwood was an AT&T Bell Laboratories Fellow and member of the technical staff at AT&T. Mr. Lockwood graduated summa cum laude with a BE in Engineering from Stony Brook University and earned an MS in Engineering and an MBA in Finance from Columbia University.
Joel M. Kallman, MBA, CFA, is a Vice President and Portfolio Manager for QMA. Mr. Kallman is a portfolio manager and a member of the asset allocation team. He also conducts economic and market valuation research. Mr. Kallman has also held various positions within Prudential's fixed-income group, in areas such as high-yield credit analysis and performance reporting. He earned a BS and MBA in Finance from Rutgers University. He is also a member of the New York Society of Security Analysts and holds the Chartered Financial Analyst (CFA) designation.
Jeremy Stempien, MBA, is a Vice President, Portfolio Manager and Strategist for QMA, working with the Asset Allocation team. His responsibilities include the management of the Prudential Day One Funds and managing client relationships. Prior to joining QMA, Jeremy was a Director of Investments at Morningstar Investment Management where he was responsible for developing asset allocation programs for plan providers, plan sponsors, and money management companies. He worked with clients in creating and managing custom target date glide paths, selecting appropriate asset classes, and constructing model portfolios. Previously, he worked at Hewitt Associates where he was a defined contribution manager. Jeremy earned a BA in Finance from Saint Louis University and an MBA in Investments from University of Notre Dame.
Additional information about portfolio manager compensation, other accounts managed, and portfolio manager ownership of Fund securities may be found in the SAI.
DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS or the Distributor) distributes each class of the Funds’ shares under a Distribution Agreement with each Fund. Each Fund has Distribution Plans (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), applicable to certain classes of each Fund's
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shares. Under the Plans and the Distribution Agreements, the Distributor pays the expenses of distributing the shares of all share classes of each Fund. Under the Plans, certain classes of the Funds pay distribution fees to the Distributor as compensation for its services. These fees—known as 12b-1 fees—are set forth in the “Fund Fees and Expenses” tables.
Because these fees are paid from each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities are described in the Funds' SAI and on the Funds' website at www.prudentialfunds.com.
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FUND DISTRIBUTIONS AND TAX ISSUES
DISTRIBUTIONS
Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes dividends of net investment income and realized net capital gains, if any, to shareholders. These distributions are subject to federal income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Fund also may be subject to state and local income tax in the state where you live.
Also, if you sell shares of the Fund for a profit, you may have to pay capital gains taxes on the amount of your profit, unless you hold your shares in a qualified or tax-deferred plan or account.
The following briefly discusses some of the important income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.
The Fund distributes dividends to shareholders out of any net investment income. For example, if the Fund owns ACME Corp. stock and the stock pays a dividend, the Fund will pay out a portion of this dividend to its shareholders, assuming the Fund's income is more than its costs and expenses. The dividends you receive from the Fund will be subject to taxation whether or not they are reinvested in the Fund.
The Fund also distributes any realized net capital gains to shareholders. Capital gains are generated when the Fund sells its assets for a profit. For example, if the Fund bought 100 shares of ACME Corp. stock for a total of $1,000 and more than one year later sold the shares for a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund's remaining total gains are greater than any losses it may have). Capital gains are taxed differently depending on how long the Fund holds the security. If the Fund holds a security for more than one year before selling it, any gain is treated as long-term capital gain which is generally taxed at rates of up to 15% for individuals with incomes below approximately $415,000 ($465,000 if married filing jointly), adjusted annually for inflation, and 20% for any income above those amounts that is long-term capital gain, provided that the Fund distributes the net capital gain to non-corporate US shareholders. If the Fund holds the security for one year or less, any gain is treated as short-term capital gain, which is taxed at rates applicable to ordinary income, subject to a maximum tax rate of 39.6%. Different rates apply to corporate shareholders.
Dividends from net investment income paid to a non-corporate US shareholder that are reported as qualified dividend income will generally be taxable to such shareholder at the long-term capital gain tax rate. Dividends of net investment income that are not reported as qualified dividend income will be taxable to shareholders at ordinary income rates. Also, a portion of the dividends paid to corporate shareholders of the Fund will be eligible for the 70% dividends received deduction to the extent the Fund's income is derived from certain dividends received from US corporations.
Short-term capital gains earned by an Underlying Fund will be ordinary income when distributed to the Fund and will not be offset by the Fund's capital losses. Capital loss carryforwards of the Underlying Fund, if any, would not offset capital gains of the Fund. Because the Fund is expected to invest in the Underlying Fund, the Fund's realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as “wash sales.”
A US shareholder that is an individual, estate or certain type of trust is subject to a 3.8% Medicare contribution tax on the lesser of (1) the US shareholder's “net investment income,” including Fund distributions and net gains from the disposition of Fund shares, and (2) the excess of the US shareholder's modified adjusted gross income for the taxable year over $200,000 (or $250,000 for married couples filing jointly). For this purpose, net investment income includes interest, dividends, annuities, royalties, capital gain and income from a passive activity business or a business of trading in financial instruments or commodities.
For your convenience, the Fund's distributions of dividends and net capital gains are automatically reinvested in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent). Otherwise, if your account is with a broker,
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you will receive a credit to your account. Either way, the distributions may be subject to income taxes unless your shares are held in a qualified or tax-deferred plan or account. If your Fund distribution check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the Fund at the next net asset value (“NAV”) calculated on the day of the investment. For more information about automatic reinvestment and other shareholder services, see “Additional Shareholder Services” in the next section.
The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.
Expected Distribution Schedule*
Fund	Dividends	Short-Term Capital Gains	Long-Term Capital Gains
Income Fund	Quarterly	Annually	Annually
2010 Fund	Annually	Annually	Annually
2015 Fund	Annually	Annually	Annually
2020 Fund	Annually	Annually	Annually
2025 Fund	Annually	Annually	Annually
2030 Fund	Annually	Annually	Annually
2035 Fund	Annually	Annually	Annually
2040 Fund	Annually	Annually	Annually
2045 Fund	Annually	Annually	Annually
2050 Fund	Annually	Annually	Annually
2055 Fund	Annually	Annually	Annually
2060 Fund	Annually	Annually	Annually
*Under certain circumstances, the Funds may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.
TAX ISSUES
Form 1099
For every year the Fund declares a dividend, you will receive a Form 1099, which reports the amount of ordinary income distributions and long-term capital gains we distributed to you during the prior year unless you own shares of the Fund as part of a qualified or tax-deferred plan or account. If you do own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099 annually, but instead you will receive a Form 1099 when you take any distribution from your qualified or tax-deferred plan or account.
Fund distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends and distributions in the fourth quarter, with a record date in such quarter, and actually pay them in January of the following year. In such cases, the dividends and distributions are treated as if they were paid on December 31st of the prior year.
Cost Basis Reporting
Mutual funds must report cost basis information to you and the IRS when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. The cost basis regulations also require mutual funds to report whether a gain or loss is short-term (shares held one year or less) or long-term (shares held more than one year) for all shares acquired on or after January 1, 2012 that are subsequently sold or exchanged. The Transfer Agent is not required to report cost basis information on shares acquired before January 1, 2012. However, in most cases the Transfer Agent will provide this information to you as a service.
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Withholding Taxes
If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the US Treasury 28% of your distributions and sale proceeds.
Taxation of Non-US Shareholders
For a discussion regarding the taxation of non-US shareholders, please see the SAI and contact your tax adviser.
If You Purchase on or Before a Record Date
If you buy shares of the Fund on or before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. As explained above, the distribution may be subject to taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so, because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Fund also will be affected by market changes, if any. However, the timing of your purchase does mean that part of your investment may have come back to you as taxable income.
Qualified and Tax-Deferred Retirement Plans
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax-deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax-deductible, but distributions from the plan may be tax-free. Please contact your financial adviser for information on a variety of Prudential Investments mutual funds that are suitable for retirement plans offered by Prudential.
IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of the Fund for a profit, you have realized a capital gain, which is subject to tax unless the shares are held in a qualified or tax-deferred plan or account. As mentioned above, the maximum capital gains tax rate is up to 15% for individuals with incomes below approximately $415,000 ($465,000 if married filing jointly), adjusted annually for inflation, and 20% for any income above those amounts that is long-term capital gain.
If you sell shares of the Fund at a loss, you may have a capital loss, which you may use to offset capital gains you have, plus, in the case of non-corporate taxpayers, ordinary income of up to $3,000. If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before and ending 30 days after the sale of the shares). Under certain circumstances, if you acquire shares of the Fund and sell or exchange your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale or exchange of the shares.
If you exchange your Fund shares for shares of another class of the Fund, this is generally not a taxable event and should not result in realization of a capital gain or loss by you. If you exchange your shares of the Fund for shares of another Prudential Investments mutual fund, this is considered a sale for tax purposes. In other words, it's a taxable event. Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above. Unless you hold your shares in a qualified or tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell—or exchange—Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.
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HOW TO BUY, SELL AND EXCHANGE FUND SHARES
HOW TO BUY SHARES
In order to buy Fund shares, simply follow the steps described below.
Opening an Account
Shares may be purchased through an account with the Transfer Agent, or through an account with a financial intermediary that has an agreement with the Distributor to sell Fund shares. In order to open an account with the Transfer Agent contact PMFS at (800) 225-1852 or write to:
Prudential Mutual Fund Services LLC
P.O. Box 9658
Providence, RI 02940
PMFS will accept purchases of shares by check or wire. We do not accept cash, money orders, non-US checks, credit card checks, payable through checks or travelers checks. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information, see the back cover page of this Prospectus. Your purchase order must be in good order to be accepted and processed, which means that all necessary processing requirements have been satisfied. We have the right to reject any purchase order (including an exchange into a Fund) or suspend or modify a Fund's sales of its shares under certain circumstances. These circumstances include, but are not limited to, failure by you to provide additional information requested, such as information required to verify the source of funds used to purchase shares, your identity or the identity of any underlying beneficial owners of your shares. Furthermore, we are required by law to close your account if you do not provide the required identifying information. This would result in the redemption of shares at the then-current NAV and the proceeds would be remitted to you via check. We will attempt to verify your identity within a reasonable time frame (e.g., 60 days), which may change from time to time. For further information, please contact PMFS (for shares purchased through the Transfer Agent) or your financial professional (for shares purchased through a financial intermediary).
With certain limited exceptions, Fund shares are only available to be sold in the United States, US Virgin Islands, Puerto Rico and Guam.
Choosing a Share Class
The Fund offers the following share classes. Certain classes of shares may have additional specific eligibility or qualification requirements, which are explained below.
Share Class	Eligibility
Class R1	Certain group retirement plans, institutional investors and certain other investors
Class R2	Individual investors, certain group retirement plans, institutional investors and certain other investors
Class R3	Certain group retirement plans, institutional investors and certain other investors
Class R4	Certain group retirement plans, institutional investors and certain other investors
Class R5	Prudential employees, certain group retirement plans, institutional investors and certain other investors
Class R6	Certain group retirement plans, institutional investors and certain other investors
If your shares are held through a financial intermediary, you should discuss with your intermediary which share classes of the Fund are available to you and which share class may best meet your needs. The Fund has advised financial intermediaries of the share class features and guidelines, per the Prospectus, and it is their responsibility to monitor and enforce these guidelines with respect to shareholders purchasing shares through financial intermediaries.
Share Class Comparison. Use the following chart to help you compare the different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.
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	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum purchase amount	None	None*	None	None	None*	None
Minimum amount for subsequent purchases	None	None*	None	None	None*	None
Maximum initial sales charge	None	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution (12b-1) fees (shown as a percentage of average daily net assets)**	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None
Notes to Share Class Comparison Table:
* With respect to Class R2 shares purchased by individuals, and with respect to Class R5 shares purchased by current and former employees (including their spouses, children and parents), the minimum initial investment is generally $2,500; $1,000 for retirement accounts and custodial accounts for minors. There is no minimum for payroll deduction for such Class R2 or R5 purchases. The minimum initial and subsequent investment for AIP accounts for such Class R2 and R5 purchases is $50 (if shares are held through a broker or other financial intermediary, the broker or intermediary is responsible for determining the minimum initial and subsequent investment for AIP accounts).
**Distribution (12b-1) fees are paid from the Fund's assets on a continuous basis.
Qualifying for Class R1, R2, R3, R4, R5 and R6 Shares
Group Retirement Plans. Class R1, R2, R3, R4, R5, and R6 shares are offered for sale to (i) certain group retirement plans (including defined contribution plans, defined benefit plans and deferred compensation plans) available through a retirement plan recordkeeper or third party administrator, and (ii) IRAs that are held on the books of a Fund through omnibus level accounts, including The SmartSolution IRA offered by Prudential Retirement. If Prudential Retirement Services is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Investors in SmartSolution IRA accounts through Prudential’s Personal Retirement Services unit can call 888-244-6237 with any questions regarding how to purchase shares. Otherwise, investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class R1, R2, R3, R4, R5, and R6 shares.
Institutional Investors. Various institutional investors may purchase Class R1, R2, R3, R4, R5, and R6 shares, including corporations, banks, governmental entities, municipalities, hospitals, insurance companies and IRS Section 501 entities, such as foundations and endowments. Certain financial intermediaries may require that investments by their institutional investor clients in Class R1, R2, R3, R4, R5, and R6 be placed directly with the Fund's Transfer Agent. Please contact the Transfer Agent at (800) 225-1852 for further details.
Mutual Fund Programs. Class R1, R2, R3, R4, R5, and R6 shares can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Fund as an available option. Class R1, R2, R3, R4, R5, and R6 shares also can be purchased by investors in certain programs sponsored by financial intermediaries who have applicable agreements with Prudential to offer such shares, or whose programs are available through financial intermediaries that have applicable agreements with Prudential to offer such shares relating to:
■	Mutual fund “wrap” or asset allocation programs where the sponsor places fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services; or
■	Mutual fund “supermarket” programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services
Individual Investors. Individual investors may only purchase Class R2 shares.
Other Types of Investors.
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■	Class R1, R2, R3, R4, R5 and R6 shares may only be offered by financial intermediaries who have an applicable agreement with the Distributor or its affiliates to offer such shares.
■	Class R5 shares also can be purchased by any of the following:
Current and former Directors/Trustees of mutual funds managed by PI or any other affiliate of Prudential; and
Current and former employees (including their spouses, children and parents) of Prudential and its affiliates; former employees must have an existing investment in the Fund
Class R6 shares are offered to eligible investors provided that the Fund or its affiliates are not required to make or pay any type of administrative, sub-accounting, networking or revenue sharing payments or similar fees paid to intermediaries. Class R6 shares may also be purchased by Prudential.
How Financial Intermediaries are Compensated for Selling Fund Shares
The Prudential Investments Funds are distributed by Prudential Investment Management Services LLC (the Distributor), a broker-dealer that is licensed to sell securities. The Distributor generally does not sell shares of the Funds directly to the public, but instead markets and sells the Funds through other broker-dealers, 401(k) providers, retirement plan administrators, and other financial intermediaries. Each Fund is managed by the Manager.
Only persons licensed with the Financial Industry Regulatory Authority, Inc. (FINRA), as a registered representative (often referred to as a broker or financial adviser) and associated with a specific financial services firm may sell shares of a mutual fund to you, or to a retirement plan in which you participate.
Rule 12b-1 Fees. The Distributor has agreements in place with financial intermediaries defining how much each firm will be paid for the sale of a particular mutual fund from fees paid to the Distributor by the Fund pursuant to Rule 12b-1 under the 1940 Act (Rule 12b-1). These financial intermediaries then pay their registered representatives who sold you the Fund some or all of what they received from the Distributor. The registered representatives may receive a payment when the sale is made and can, in some cases, continue to receive ongoing payments while you are invested in the Fund. The Distributor may change at any time, without prior notice, the amount of Rule 12b-1 fees that it pays (when the sale is made and/or any ongoing payments) to financial intermediaries and registered representatives so that the Distributor may retain all or a portion of such fees. Certain classes of Fund shares do not pay Rule 12b-1 fees.
Other Payments Received by Financial Intermediaries
Administrative, Sub-Accounting and Networking Fees. In addition to, rather than in lieu of, the fees that the Fund may pay to financial intermediaries as described above, and the fees the Fund pays to the Transfer Agent, the Transfer Agent or its affiliates may enter into additional agreements on behalf of the Fund with financial intermediaries pursuant to which the Fund will pay financial intermediaries for certain administrative, sub-accounting and networking services, provided that no such additional payments to financial intermediaries are made with respect to the Fund’s Class R6 shares. These services include maintenance of shareholder accounts by the firms, such as recordkeeping and other activities that otherwise would be performed by the Transfer Agent. Sub-accounting services encompass activities that reduce the burden of recordkeeping to the Fund. Administrative fees are paid to a firm that undertakes, for example, shareholder communications on behalf of the Fund. Networking services are services undertaken to support the electronic transmission of shareholder purchase and redemption orders through the National Securities Clearing Corporation (NSCC).
These payments, as discussed above, are paid out of Fund assets and generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary or (2) a fixed dollar amount for each account serviced by a financial services firm. From time to time, the Manager or certain of its affiliates (but not the Distributor) also may pay a portion of the fees for the services to the financial intermediaries at their own expense and out of their own resources.
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In addition, the Fund reimburses the Distributor for NSCC fees that are invoiced to the Distributor as the party to the Agreement with NSCC for the administrative services provided by NSCC to the Fund and its shareholders. These administrative services provided by NSCC to the Fund and its shareholders include transaction processing and settlement through Fund/SERV, electronic networking services to support the transmission of shareholder purchase and redemption orders to and from financial intermediaries, and related recordkeeping provided by NSCC to the Fund and its shareholders. These payments are generally based on a transaction fee rate for certain administrative services plus a fee for other administrative services.
Shareholder Service Fees. Each Fund has adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund's Class R1, Class R2, Class R3 and Class R4 shares are authorized to pay to PMFS, its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares, an shareholder service fee at an annual rate of 0.10% of the Fund’s average daily net assets attributable to Class R1, Class R2, Class R3 or Class R4 shares of such Fund, as applicable.
Pursuant to the Shareholder Services Plan, each Fund's Class R1, Class R2, Class R3 or Class R4 shares may pay for shareholder services and/or account maintenance services and other similar personal services and/or services related to the maintenance of shareholder accounts as contemplated by FINRA Rule 2341 or any successor thereto. Because service fees are ongoing, over time they will increase the cost of an investment in the Fund. With respect to the Class R1, R2 and R3 shares, these services are in addition to those services that may be provided under the distribution plans for Class R1, R2 or Class R3 shares.
Anti-Money Laundering
In accordance with federal law, the Funds have adopted policies designed to deter money laundering. Under the policies, the Funds will not knowingly engage in financial transactions that involve proceeds from unlawful activity or support terrorist activities, and shall file government reports, including those concerning suspicious activities, as required by applicable law. The Funds will seek to confirm the identity of potential shareholders to include both individuals and entities through documentary and non-documentary methods. Non-documentary methods may include verification of name, address, date of birth and tax identification number with selected credit bureaus. The Funds have also appointed an Anti-Money Laundering Compliance Officer to oversee the Funds' anti-money laundering policies.
Understanding the Price You'll Pay
The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund—known as the net asset value or NAV—is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the value of one share of the Fund—or the NAV—is $10 ($1,000 divided by 100).
Mutual Fund Shares
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds ACME Corp. bonds in its portfolio and the price of ACME bonds goes up, while the value of the Fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.
The Fund's NAV will be determined every day on which the Fund is open as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. Eastern time). The Fund's portfolio securities are valued based upon market quotations or, if market quotations are not readily available, at fair value as determined in good faith under
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procedures established by the Board. These procedures include pricing methodologies for determining the fair value of certain types of securities and other assets held by the Fund that do not have quoted market prices, and authorize the use of other pricing sources, such as bid prices supplied by a principal market maker and evaluated prices supplied by pricing vendors that employ analytic methodologies that take into account the prices of similar securities and other market factors.
If the Fund determines that a market quotation for a security is not reliable based on, among other things, events or market conditions that occur with respect to one or more securities held by the Fund or the market as a whole, after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the Fund's NAV is determined, the Fund may use “fair value pricing,” which is implemented by a valuation committee (Valuation Committee) consisting of representatives of the Manager or by the Board. The subadviser often provides relevant information for the Valuation Committee meeting. In addition, the Fund may use fair value pricing determined by the Valuation Committee or Board if the pricing source does not provide an evaluated price for a security or provides an evaluated price that, in the judgment of the Manager (which may be based upon a recommendation from the subadviser), does not represent fair value. Equity securities that are traded on foreign exchanges are valued using pricing vendor services that provide fair value model prices. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post-closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. Non-US securities markets are open for trading on weekends and other days when the Fund does not price shares. Therefore, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem the Fund’s shares.
With respect to the Fund's assets in Underlying Funds, the Fund's NAV will be calculated based upon the NAV of the Underlying Funds in which the Fund invests, which will reflect the Underlying Funds’ fair valuation procedures.
Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that the Fund uses to determine its NAV may differ from the security's quoted or published price. If the Fund needs to implement fair value pricing after the NAV publishing deadline but before shares of the Fund are processed, the NAV you receive or pay may differ from the published NAV price. The Underlying Funds use the same fair valuation procedures as the Funds.
Fair value pricing procedures are designed to result in prices for the Fund's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of the Fund's NAV by short-term traders.
What Price Will You Pay for Shares of the Fund? You will pay the NAV next determined after we receive your order to purchase. Your broker may charge you a separate or additional fee for purchases of shares. Unless regular trading on the NYSE closes before 4:00 p.m. Eastern time, or later than 4:00 p.m. Eastern time, your order to purchase must be received by 4:00 p.m. Eastern time in order to receive that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE. The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. We deem an order received when it is received by the Transfer Agent at its processing center. If you submit your order through a broker or other financial intermediary, it may be deemed received when received by the broker or financial intermediary.
Each business day, the Fund’s current NAV per share is made available at www.prudentialfunds.com (click on “Products,” then select “Prices and Yields,” under the “Open-End Funds” tab, and then select a fund).
133	Prudential Day One Funds

HOW TO SELL YOUR SHARES
You can sell your Fund shares for cash (in the form of a check) at any time, subject to certain restrictions. For more information about these restrictions, see “Restrictions on Sales” below.
When you sell shares of a Fund—also known as redeeming your shares—the price you will receive will be the NAV next determined after the Transfer Agent or your financial intermediary receives your order to sell (less any applicable CDSC).
Shares Held by Financial Intermediaries. If your financial intermediary holds your shares, your financial intermediary must receive your order to sell no later than the time regular trading on the NYSE closes—which is usually 4:00 p.m. Eastern time—to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE.
Shares Held by the Transfer Agent. If the Transfer Agent holds your shares, PMFS must receive your order to sell no later than the time regular trading on the NYSE closes—which is usually 4:00 p.m. Eastern time—to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. You may contact your financial intermediary or the Transfer Agent at:
Prudential Mutual Fund Services LLC
P.O. Box 9658
Providence, RI 02940
Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent or your broker or other financial intermediary receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to seven days from the purchase date. Your broker may charge you a separate or additional fee for sales of shares.
As a result of restrictions on withdrawals and transfers imposed by Section 403(b) of the Internal Revenue Code of 1986, as amended, we may consider a redemption request to not be in good order until we obtain information from your employer that is reasonably necessary to ensure that the payment is in compliance with such restrictions, if applicable. In such an event, the redemption request will not be in good order and we will not process it until we obtain information from your employer.
Restrictions on Sales
There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. As permitted by the Securities and Exchange Commission, the former may happen only during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI.
If you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order medallion signature guaranteed if:
■	You are selling more than $100,000 of shares;
■	You want the redemption proceeds made payable to someone that is not in our records;
■	You want the redemption proceeds sent to some place that is not in our records;
■	You are a business or a trust; or
■	You are redeeming due to the death of the shareholder or on behalf of the shareholder.
The medallion signature guarantee may be obtained from an authorized officer from a bank, broker, dealer, securities exchange or association, clearing agency, savings association, or credit union that is participating in one of the recognized medallion guarantee programs (STAMP, SEMP, or NYSE MSP). The medallion signature guarantee must be
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appropriate for the dollar amount of the transaction. The Transfer Agent reserves the right to reject transactions where the value of the transaction exceeds the value of the surety coverage indicated on the medallion imprint. For more information, see the SAI.
Redemption In Kind
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund’s net assets, the Fund reserves the right to pay redemption proceeds by giving you shares of Underlying Funds. The shares that you receive will be valued at the net asset value per share of the class of the Underlying Fund held by the Fund on the day of the redemption. If you later decide to redeem the Underlying Fund shares, those shares will be redeemed at the next-determined net asset value per share of the class of the Underlying Fund that you hold, which may be more or less than the value on the date of your redemption from the Fund. You may pay transaction costs to dispose of the Fund shares.
Involuntary Redemption of Small Accounts Held by the Transfer Agent
If the value of your account with PMFS is less than $500 for any reason, we may sell your shares and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. The involuntary sale provisions do not apply to employee savings plan accounts, payroll deduction plan accounts, retirement accounts (such as a 401(k) plan, an IRA or other qualified or tax-deferred plan or account), omnibus accounts, and accounts for which a broker or other financial intermediary is responsible for recordkeeping. Prior thereto, if you make a sale that reduces your account value to less than the threshold, we may sell the rest of your shares and close your account; this involuntary sale does not apply to shareholders who own their shares as part of a retirement account. For more information, see “Purchase, Redemption and Pricing of Fund Shares—Involuntary Redemption” in the SAI.
Account Maintenance Fee for Accounts Held by the Transfer Agent
If the value of your Class R2 shares held in your account with PMFS is less than $10,000, with certain exclusions, a $15 annual account maintenance fee will be deducted from your account during the 4th calendar quarter of each year. For more information, see “Purchase, Redemption and Pricing of Fund Shares—Account Maintenance Fee” in the SAI.
Retirement Plans
To sell shares and receive a distribution from your retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.
HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of a Fund for shares of the same class in another Day One Fund if you satisfy the minimum investment requirements. For example, you can exchange Class R1 shares of the Fund for Class R1 shares of other Day One Funds, but you can’t exchange Class R1 shares for a different share class of another fund. We may change the terms of any exchange privilege after giving you 60 days' notice. If you hold Class R2 shares in an account directly with PMFS, you can exchange your Class R2 shares of a Fund for Class A shares of Prudential Government Money Market Fund, Inc. If you hold Class R5 shares in an account directly with PMFS, you can exchange your Class R5 shares of a Fund for Class Z shares of Prudential Government Money Market Fund, Inc.
Contact your program sponsor or financial intermediary with any questions.
Exchanging Shares Held by a Financial Intermediary. If you hold shares through a financial intermediary, you must exchange shares through your financial intermediary.
Exchanging Shares Held by the Transfer Agent. If you hold shares through the Transfer Agent, contact your financial advisor or PMFS at (800) 225-1852 or write to PMFS at:
135	Prudential Day One Funds

Prudential Mutual Fund Services LLC
P.O. Box 9658
Providence, RI 02940
Remember, as we explained in the section entitled “Fund Distributions and Tax Issues—If You Sell or Exchange Your Shares,” exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI.
Frequent Purchases and Redemptions of Fund Shares
The Fund seeks to prevent patterns of frequent purchases and redemptions of Fund shares by its shareholders. Frequent purchases and sales of shares of the Fund may adversely affect Fund performance and the interests of long-term investors. When a shareholder engages in frequent or short-term trading, the Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder's shares. This can happen when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because the Fund cannot predict how much cash it will have to invest. In addition, if the Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, the Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Funds that invest in non-US securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow a shareholder engaging in frequent trading to exploit fund share prices that may be based on closing prices of non-US securities established some time before the Fund calculates its own share price. Funds that invest in certain fixed-income securities, such as high-yield bonds or certain asset-backed securities, may also constitute an effective vehicle for a shareholder's frequent trading strategy.
The Fund does not knowingly accommodate or permit frequent trading, and the Board has adopted policies and procedures designed to discourage or prevent frequent trading activities by Fund shareholders. In an effort to prevent such practices, the Fund's Transfer Agent monitors trading activity on a daily basis. The Fund has implemented a trading policy that limits the number of times a shareholder may purchase Fund shares or exchange into the Fund and then sell those shares within a specified period of time (a “round-trip transaction”) as established by the Fund's Chief Compliance Officer (“CCO”). The CCO is authorized to set and modify the parameters of the trading policy at any time as required to prevent the adverse impact of frequent trading on Fund shareholders.
The CCO has defined frequent trading as one or more round-trip transactions in shares of the Fund within a 30-day period. If this occurs, the shareholder’s account will be subject to a 60-day warning period. If a second round-trip occurs before the conclusion of the 60-day warning period, a trading suspension will be placed on the account by the Fund’s Transfer Agent that will remain in effect for 90 days. The trading suspension will relate to purchases and exchange purchases (but not redemptions) in the Fund in which the frequent trading occurred. Exceptions to the trading policy will not normally be granted.
Transactions in the Prudential Investments money market funds are excluded from this policy. In addition, transactions by affiliated Prudential mutual funds, which are structured as “funds-of-funds,” and invest primarily in other mutual funds within the Prudential Investments fund family, are not subject to the limitations of the trading policy and are not considered frequent or short-term trading.
The Fund reserves the right to reject or cancel, without prior notice, all additional purchases or exchanges into the Fund by a shareholder. Moreover, the Fund may direct a broker-dealer or other intermediary to block a shareholder account from future trading in the Fund. The Transfer Agent will monitor trading activity over $25,000 per account on a daily basis for a rolling 90-day period. If a purchase into the Fund is rejected or canceled, the shareholder will receive a return of the purchase amount.
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If the Fund is offered to qualified plans on an omnibus basis or if Fund shares may be purchased through other omnibus arrangements, such as through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, or an administrator or trustee of a retirement plan (“Intermediaries”) that holds your shares in an account under its name, Intermediaries maintain the individual beneficial owner records and submit to the Fund only aggregate orders combining the transactions of many beneficial owners. The Fund itself generally cannot monitor trading by particular beneficial owners. The Fund has notified Intermediaries in writing that it expects the Intermediaries to impose restrictions on transfers by beneficial owners. Intermediaries may impose different or stricter restrictions on transfers by beneficial owners. Consistent with the restrictions described above, investments in the Fund through retirement programs administered by Prudential Retirement will be similarly identified for frequent purchases and redemptions and appropriately restricted.
The Transfer Agent also reviews the aggregate net flows in excess of $1 million. In those cases, the trade detail is reviewed to determine if any of the activity relates to potential offenders. In cases of omnibus orders, the Intermediary may be contacted by the Transfer Agent to obtain additional information. The Transfer Agent has the authority to cancel all or a portion of the trade if the information reveals that the activity relates to potential offenders. Where appropriate, the Transfer Agent may request that the Intermediary block a financial adviser or client from accessing the Fund. If necessary, the Fund may be removed from a particular Intermediary's platform.
Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent such trading, there is no guarantee that the Fund, the Transfer Agent or Intermediaries will be able to identify these shareholders or curtail their trading practices. The Fund does not have any arrangements intended to permit trading of its shares in contravention of the policies described above.
Telephone Redemptions or Exchanges
You may redeem your shares of the Fund if the proceeds of the redemption do not exceed $100,000 or exchange your shares in any amount by calling the Fund at (800) 225-1852 and communicating your instructions in good order to a customer service representative before 4:00 p.m. Eastern time. You will receive a redemption or exchange amount based on that day's NAV. Certain restrictions apply; please see the section entitled “How to Sell Your Shares—Restrictions on Sales” above for additional information. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.
The Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable for losses due to unauthorized or fraudulent telephone instructions if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable.
In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
Expedited Redemption Privilege
If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.
137	Prudential Day One Funds

FINANCIAL HIGHLIGHTS
No financial information is available for the Funds as of the date of this Prospectus, as each Fund is new and has no prior financial information.
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FOR MORE INFORMATION Please read this Prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:
■ MAIL Prudential Mutual Fund Services LLC PO Box 9658 Providence, RI 02940 ■ WEBSITE www.prudentialfunds.com	■ TELEPHONE (800) 225-1852 (973) 367-3529 (from outside the US)

■ E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

The Annual and Semi-Annual Reports and the SAI contain additional information about the Fund. Shareholders may obtain free copies of the SAI, Annual Report and Semi-Annual Report as well as other information about the Fund and may make other shareholder inquiries through the telephone number, address and website listed above.
■ STATEMENT OF ADDITIONAL INFORMATION (SAI) (incorporated by reference into this Prospectus) ■ SEMI-ANNUAL REPORT	■ ANNUAL REPORT (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)

You can also obtain copies of Fund documents, including the SAI, from the Securities and Exchange Commission as follows (the SEC charges a fee to copy documents):
■ MAIL Securities and Exchange Commission Public Reference Section 100 F Street, NE Washington, DC 20549-1520 ■ ELECTRONIC REQUEST publicinfo@sec.gov	■ IN PERSON Public Reference Room located at 100 F Street, NE in Washington, DC For hours of operation, call (202) 551-8090 ■ VIA THE INTERNET on the EDGAR Database at www.sec.gov

Prudential Day One Income Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDADX	PDAEX	PDAFX	PDAGX	PDAHX	PDAJX
CUSIP	74445D109	74445D208	74445D307	74445D406	74445D505	74445D604

Prudential Day One 2010 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDBDX	PDBEX	PDBFX	PDBGX	PDBHX	PDBJX
CUSIP	74445D703	74445D802	74445D885	74445D877	74445D869	74445D851

Prudential Day One 2015 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDCDX	PDCEX	PDCFX	PDCGX	PDCHX	PDCJX
CUSIP	74445D844	74445D836	74445D828	74445D810	74445D794	74445D786
Prudential Day One 2020 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDDDX	PDDEX	PDDFX	PDDGX	PDDHX	PDDJX
CUSIP	74445D778	74445D760	74445D752	74445D745	74445D737	74445D729

Prudential Day One 2025 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDEDX	PDEEX	PDEFX	PDEGX	PDEHX	PDEJX
CUSIP	74445D711	74445D695	74445D687	74445D679	74445D661	74445D653

Prudential Day One 2030 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDFCX	PDFEX	PDFFX	PDFGX	PDFHX	PDFJX
CUSIP	74445D646	74445D638	74445D620	74445D612	74445D596	74445D588

Prudential Day One 2035 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDGCX	PDGEX	PDGFX	PDGGX	PDGHX	PDGJX
CUSIP	74445D570	74445D562	74445D554	74445D547	74445D539	74445D521

Prudential Day One 2040 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDHDX	PDHEX	PDHFX	PDHGX	PDHHX	PDHJX
CUSIP	74445D513	74445D497	74445D489	74445D471	74445D463	74445D455

Prudential Day One 2045 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDIDX	PDIEX	PDIKX	PDIGX	PDIHX	PDIJX
CUSIP	74445D448	74445D430	74445D422	74445D414	74445D398	74445D380

Prudential Day One 2050 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDJDX	PDJEX	PDJFX	PDJGX	PDJHX	PDJJX
CUSIP	74445D372	74445D364	74445D356	74445D349	74445D331	74445D323

Prudential Day One 2055 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDKDX	PDKEX	PDKFX	PDKGX	PDKHX	PDKJX
CUSIP	74445D315	74445D299	74445D281	74445D273	74445D265	74445D257

Prudential Day One 2060 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDLDX	PDLEX	PDLFX	PDLGX	PDLHX	PDLJX
CUSIP	74445D240	74445D232	74445D224	74445D216	74445D190	74445D182
MF236STAT	The Funds' Investment Company Act File No. 811-09439